UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-08576

American High-Income Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Steven I. Koszalka

American High-Income Municipal Bond Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American High-Income Municipal Bond Fund®

Investment portfolio

October 31, 2017

unaudited

Bonds, notes & other debt instruments 93.99% Alabama 1.26%	Principal?amount (000)	Value (000)
Ascension Health, Rev. Bonds (Ascension Senior Credit Group), Series 2016-B, 5.00% 2046	$500	$571
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	10,000	10,796
Houston County, Health Care Auth., Series 2016-A, 5.00% 2030	5,000	5,636
Jefferson County, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2032	1,000	1,162
Jefferson County, Limited Obligation Ref. Bonds, Series 2017, 5.00% 2033	2,000	2,310
Jefferson County, Sewer Rev. Warrants, Capital Appreciation Bonds, Series 2013-E, 0% 2028	250	138
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	1,600	1,780
Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	700	787
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	7,100	8,296
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	6,000	7,169
Jefferson County, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	520	640
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2034	2,500	830
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2035	17,475	5,333
Jefferson County, Sewer Rev. Warrants, Series 2013-E, 0% 2036	7,500	2,100
Jefferson County, Sewer Rev. Warrants, Series 2013-F, 0% 20461	2,500	2,073
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2029	1,575	1,883
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2031	5,175	6,248
The Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	5,355	6,738
City of Montgomery Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2036	3,400	3,717
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2033	2,500	2,761
Phenix City, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	2,500	2,530
		73,498
Alaska 0.19%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, AMT, 5.00% 2033	2,000	2,172
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, AMT, 5.00% 2034	2,000	2,164
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2018	2,550	2,637
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2019	2,950	3,140
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2020	1,000	1,102
		11,215
Arizona 2.19%
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2021	500	523
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2022	500	523
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Ref. Bonds, Series 2013-B, 5.00% 2023	440	460
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Ref. Bonds, Series 2013-B, 5.70% 2029	770	826
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Ref. Bonds, Series 2013-B, 6.00% 2033	700	750
City of Goodyear, Estrella Mountain Ranch Community Facs. Dist., Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.70% 2027	424	424
City of Goodyear, Estrella Mountain Ranch Community Facs. Dist., Special Assessment Rev. Bonds (Montecito Assessment Dist.), Series 2007, 5.80% 2032	882	882
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 2026	805	798

American High-Income Municipal Bond Fund — Page 1 of 60

unaudited

Bonds, notes & other debt instruments Arizona (continued)	Principal?amount (000)	Value (000)
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 2036	$600	$588
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 2046	1,545	1,513
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 2051	900	874
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD-LIBOR + 0.81%) 1.705% 20372	6,735	5,918
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 2.77% 2048 (put 2020)2	2,500	2,544
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 20473	1,280	1,275
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 20513	570	570
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2028	1,680	1,948
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 20373	1,500	1,582
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 20473	2,450	2,581
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 20503	6,160	6,520
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 20373	675	707
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 20473	1,035	1,069
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 20513	2,100	2,163
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 20363	2,500	2,616
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 20473	4,540	4,698
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 20353	6,055	6,333
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 20453	5,500	5,684
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 20353	1,500	1,569
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 20463	7,100	7,332
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional School Phoenix Campus), Series 2017-B, 4.00% 20223	7,250	7,171
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools East Mesa and Cadence Campuses), Series 2017-A, 4.00% 20223	15,000	14,805
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 20443	6,500	7,286
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 20243	1,250	1,365
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 20343	1,560	1,773
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 20353	1,590	1,624
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 20453	2,250	2,250
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	6,160	6,648
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,525
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 20413	10,000	10,461
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 20463	2,500	2,602
City of Tempe, Industrial Dev. Auth., Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	526

American High-Income Municipal Bond Fund — Page 2 of 60

unaudited

Bonds, notes & other debt instruments Arizona (continued)	Principal?amount (000)	Value (000)
City of Tempe, Industrial Dev. Auth., Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	$1,000	$1,070
University Medical Center Corp. (Tucson), Hospital Rev. Bonds, Series 2009, 6.50% 2039 (preref. 2019)	1,000	1,087
		127,463
Arkansas 0.02%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.47% 2044 (put 2022)2	1,000	1,010
California 7.31%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,250	2,401
City of Alameda, Community Facs. Dist. No. 2013-1, Special Tax Bonds, Alameda Landing Public Improvements, Series 2016, 4.00% 2030	115	120
City of Alameda, Community Facs. Dist. No. 2013-1, Special Tax Bonds, Alameda Landing Public Improvements, Series 2016, 5.00% 2027	100	114
City of Alameda, Community Facs. Dist. No. 2013-1, Special Tax Bonds, Alameda Landing Public Improvements, Series 2016, 5.00% 2031	150	168
City of Alameda, Community Facs. Dist. No. 2013-1, Special Tax Bonds, Alameda Landing Public Improvements, Series 2016, 5.00% 2032	160	178
City of Alameda, Community Facs. Dist. No. 2013-1, Special Tax Bonds, Alameda Landing Public Improvements, Series 2016, 5.00% 2033	320	355
City of Alameda, Community Facs. Dist. No. 2013-1, Special Tax Bonds, Alameda Landing Public Improvements, Series 2016, 5.00% 2034	135	149
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030 (preref. 2020)	3,225	3,595
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Convention Center Expansion Project), Series 2014-A, 5.00% 2046	2,000	2,296
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	500	554
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	1,000	1,152
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	3,500	3,757
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), 5.00% 2023	400	464
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	4,500	4,890
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,403
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2020	785	793
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2037	3,640	3,665
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.02% 2045 (put 2024)2	1,500	1,540
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.70% 2024	600	631
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.80% 2025	650	681
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 3.90% 2026	625	652
City of Cerritos, Public Fncg. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series 1993-A, AMBAC insured, 6.50% 2023	955	1,155
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	2,500	2,557
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2022	2,000	2,045

American High-Income Municipal Bond Fund — Page 3 of 60

unaudited

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	$2,500	$2,725
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	2,290	2,464
Certs. of Part., Palomar Pomerado Health, 6.75% 2039 (preref. 2019)	1,500	1,668
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	225	264
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	345	399
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	1,100	1,177
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	945	1,047
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2029	615	664
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2030	640	685
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 5.00% 2036	1,510	1,697
Duarte Unified School Dist., Capital Appreciation Bonds, 2010 Election, Series 2011-A, BAM insured, 0% 2036	5,520	2,678
Educational Facs. Auth., Ref. Rev. Bonds (Loyola Marymount University), Series 2001-A (Capital Appreciation Bonds), National insured, 0% 2036	4,585	2,292
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 2046	2,100	2,824
Elk Grove Unified School Dist. (Sacramento County), Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 2012, 4.00% 2033	4,000	4,100
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2030	2,080	2,335
Foothill/Eastern Transportation Corridor Agcy., Toll Road Ref. Rev. Bonds, Series 2013-B-1, 3.95% 2053	2,500	2,502
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2034	10,000	5,408
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2035	1,000	516
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 2042	5,000	1,691
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 0% 20421	1,250	1,096
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	3,000	3,493
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	4,000	4,716
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-C, 6.50% 2043	3,500	4,202
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, AMBAC insured, 0% 2027	5,000	3,907
Grossmont Union High School Dist. (San Diego County), G.O. Bonds, 2004 Election, 0% 2032	5,000	3,135
Hawthorne School Dist., Capital Appreciation Bonds, 2004 Election, Series 2008-C, Assured Guaranty insured, 0% 2038	6,750	3,039
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	225	262
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	500	570
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	540	603
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	580	645
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2034	350	388
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), 5.00% 2036	1,000	1,063
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2032	350	393
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2033	590	660
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2034	615	688
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2035	375	418
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2024	310	345
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2025	550	604
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2026	350	382
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,265	1,487
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2031	2,920	3,314
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	7,125	7,949
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,000	1,099
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2025	1,000	1,143
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,273

American High-Income Municipal Bond Fund — Page 4 of 60

unaudited

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	$735	$801
City of Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2012-B, 0% 2034	1,250	705
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project),Series 2015, 5.00% 2045	500	551
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	4,900	6,962
Mendocino-Lake Community College Dist. (Mendocino and Lake Counties), G.O. Bonds, 2006 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2051	3,000	803
Moorpark Unified School Dist. (Ventura County), G.O. Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2036	4,500	2,221
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	680	687
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	9,750	9,893
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2020 (preref. 2019)	1,500	1,574
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2021 (preref. 2019)	1,500	1,574
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2038 (preref. 2018)3	750	775
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2039	1,200	1,325
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	1,000	1,103
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039 (preref. 2019)	1,000	1,144
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	750	832
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	1,745	1,912
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 20353	2,035	2,250
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 20453	5,600	6,182
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029 (preref. 2019)	1,420	1,611
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)3	2,500	3,062
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2026	1,065	1,226
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2030	2,505	2,816
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	1,965	1,998
Newport-Mesa Unified School Dist. (Orange County), G.O. Bonds, Election of 2005, Series 2011, 0% 2038	4,000	1,967
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Rev. Ref. Bonds, Series 2006, AMBAC insured, 4.875% 2033	2,000	2,026
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 1.615% 20272	12,060	11,761
County of Orange, Community Facs. Dist. No. 2015-1, Special Tax Ref. Bonds (Esencia Village), Series A, 5.25% 2045	575	647
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	1,820	1,833
Palmdale Elementary School Dist., Community Facs. Dist. No 90-1 Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	2,000	2,310
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,160	2,513
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2036	500	557
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2039	2,750	3,039
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	9,320	6,508
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2030	9,000	6,005
Palomar Pomerado Health, G.O. Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	2,500	1,586
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2035	3,175	3,541
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	1,725	1,903
Pollution Control Fncg. Auth., Solid Waste Disposal Rev., Series 2017, AMT, 8.00% 20393	5,000	5,527
Pollution Control Fncg. Auth., Solid Waste Ref. Rev. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.25% 2023 (put 2017)3	2,500	2,500

American High-Income Municipal Bond Fund — Page 5 of 60

unaudited

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 20453	$7,000	$7,551
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-G, Assured Guaranty Municipal insured, 0% 2032	1,925	1,174
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-G, Assured Guaranty Municipal insured, 0% 2034	1,000	556
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2016-G, Assured Guaranty Municipal insured, 0% 2035	3,500	1,845
Pomona Unified School Dist. (Los Angeles County), G.O. Bonds, 2016 Election, Series 2017-A, BAM insured, 4.00% 2046	3,000	3,130
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,185
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,350	1,528
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,200	1,352
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,500	1,656
Public Fin. Auth., University Housing Rev. Bonds (NCCD - Claremont Properties LLC - Claremont Colleges Project), Series 2017-A, 5.00% 20473	1,545	1,685
Public Works Board, Lease Rev. Bonds (Regents of the University of California), Series 2008-A, 5.00% 2033 (preref. 2018)	50	51
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029 (preref. 2019)	6,000	6,604
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2016, 4.00% 2037	500	513
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 2039	3,120	3,467
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2014, 5.00% 2035	425	469
County of Riverside Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), Series 2011-B, 0% 2039	4,000	1,708
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2026	500	576
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2027	230	263
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2029	1,000	1,124
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2030	455	509
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2031	595	664
City of Roseville, Westpark Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2033	500	552
County of Sacramento, Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2029	1,000	700
County of Sacramento, Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2030	1,000	671
County of Sacramento, Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 0% 2031	2,000	1,289
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 1.432% 20342	5,000	4,526
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	13,040	15,174
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, 5.00% 2027	355	411
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, 5.00% 2028	790	908
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, 5.00% 2029	245	280
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, 5.00% 2030	245	278
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-A, 4.90% 2029	3,000	3,219
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	3,500	3,718
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Ref. Bonds, Series 2013-A, 5.00% 2029	1,300	1,447

American High-Income Municipal Bond Fund — Page 6 of 60

unaudited

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Ref. Bonds, Series 2013-A, 5.00% 2031	$1,140	$1,261
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Ref. Bonds, Series 2013-A, 5.00% 2033	250	275
City and County of San Francisco, Redev. Fin. Auth. (Mission Bay South Redev. Project), Tax Allocation Rev. Bonds, Series 2009-D, 6.625% 2039 (preref. 2019)	1,000	1,097
City and County of San Francisco, Redev. Fin. Auth. (Mission Bay South Redev. Project), Tax Allocation Rev. Bonds, Series 2016-C, 5.00% 2031	665	782
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041 (preref. 2021)	1,000	1,187
Successor Agcy. to the City and County of San Francisco Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase One Improvements), Special Tax Ref. Bonds, Series 2014, 5.00% 2044	1,000	1,089
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,200	2,469
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	4,000	4,519
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	1,000	1,140
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035	1,000	1,089
City of Santa Ana, Redev. Agcy., Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,731
City of Santa Ana, Redev. Agcy., Tax Allocation Bonds, Series 2011-A, 6.75% 2028	810	948
Santa Ana Unified School Dist. (Orange County), G.O. Bonds, 2008 Election, Series 2009-B, Assured Guaranty insured, 0% 2034	10,000	5,695
City of Santa Clara, Redev. Agcy., 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024 (preref. 2021)	4,070	3,109
City of Santa Clara, Redev. Agcy., 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025 (preref. 2021)	4,000	2,816
County of Santa Clara, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.75% 2040	3,000	3,436
Community of Santaluz, Facs. Dist. No. 2, Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.10% 2030	925	1,005
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2035	1,725	1,926
Saugus/Hart School Facs. Fin. Auth., Special Tax Rev. Bonds (Community Facs. Dist. No. 2006-1 of the Saugus Union School Dist.), 5.00% 2036	1,780	1,985
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	6,000	6,933
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 20463	1,600	1,615
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 20473	1,000	1,014
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 20523	500	510
School Fin. Auth., Charter School Rev. Bonds (Summit Public Schools), 5.00% 20533	1,500	1,642
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 20463	7,100	7,474
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 20463	1,250	1,316
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20213	370	392
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20223	385	412
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20233	400	430
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20243	420	454
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 20253	235	253
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 20493	1,000	1,101
City of Seal Beach, Community Facs. Dist., No. 5 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.00% 2027	100	100
City of Seal Beach, Community Facs. Dist., No. 5 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.00% 2028	120	118

American High-Income Municipal Bond Fund — Page 7 of 60

unaudited

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
City of Seal Beach, Community Facs. Dist., No. 5 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.125% 2030	$175	$170
City of Seal Beach, Community Facs. Dist., No. 5 Special Tax Rev. Ref. Bonds (Pacific Gateway Business), 3.125% 2031	460	442
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	120
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,945
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2024 (preref. 2023)	20	24
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2029 (preref. 2023)	5	6
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Various California State University Projects), Series 2011-B, 5.00% 2031 (preref. 2021)	5	6
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	450	451
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.125% 2033	1,000	1,169
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	2,700	3,137
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-B, 3.50% 2018	500	504
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	1,405	1,538
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	5,000	5,466
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	1,500	1,688
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,000	1,095
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 5.625% 2032	1,000	1,086
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	2,000	2,150
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	2,500	2,675
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 20323	720	802
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 20463	3,750	3,934
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.00% 20293	1,500	1,642
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 20413	4,500	4,940
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC), Series 2016, 5.00% 2040	1,150	1,314
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Phase I), Series 2011, 5.375% 2038	1,000	1,090
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Phase II), Series 2008, 6.00% 2040 (preref. 2018)	1,000	1,027
Statewide Communities Dev. Auth., Student Housing Rev. Custodial Bonds, Series 2017, 4.305% 2032	8,750	9,474
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC, Phase I), Series 2011, 5.125% 2031	2,000	2,184
City of Thousand Oaks, Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	1,095	1,166
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029 (preref. 2019)	1,000	1,053
Twin Rivers Unified School Dist. (County of Sacramento and County of Placer), G.O. Rev. Ref. Bonds (Grant), Series 2016-A, Assured Guaranty Municipal insured, 0% 2036	10,000	4,768
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,431

American High-Income Municipal Bond Fund — Page 8 of 60

unaudited

Bonds, notes & other debt instruments California (continued)	Principal?amount (000)	Value (000)
Walnut Valley Unified School Dist., Capital Appreciation Bonds, 2007 Election, Series 2011-B, BAM insured, 0% 2036	$5,655	$2,764
City of West Hollywood, Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project), Series 2011-A, 7.50% 2042	1,950	2,343
		425,265
Colorado 4.85%
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 2047	515	516
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2037	750	751
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Ref. and Improvement Bonds, Series 2017-A, 5.125% 2047	575	576
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Ref. and Improvement Bonds, Series 2017-A, 4.375% 2032	790	803
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2047	4,750	4,832
County of Adams, Clear Creek Station Metropolitan Dist., Subordinate Limited Tax G.O. Bonds, Series 2017-B, 7.375% 2047	500	505
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, 5.25% 2030	500	529
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, 5.75% 2045	1,450	1,531
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 2027	2,690	2,831
City of Arvada, Leyden Ranch Metropolitan Dist., G.O. Tax Bonds, Series 2017-A, 5.125% 2047	1,135	1,179
City of Arvada, Leyden Ranch Metropolitan Dist., G.O. Tax Bonds, Series 2017-B, 7.00% 2047	500	497
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 4.00% 2025	500	507
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 4.375% 2033	750	744
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 5.00% 2045	2,250	2,286
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. and Improvement Bonds, Series 2016-B, 7.25% 20454	500	495
City of Aurora, Cross Creek Metropolitan Dist. No. 2, Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 20372	3,830	3,828
City of Aurora, Forest Trace Metropolitan Dist. No. 3, G.O. Bonds (Limited Tax Convertible to Unlimited Tax), Series 2016-A, 5.00% 2046	2,920	2,871
City of Aurora, Forest Trace Metropolitan Dist. No. 3, G.O. Limited Tax Bonds, Series 2016-B, 7.25% 20464	683	638
City of Aurora, International Center Metropolitan, Dist. No. 3, G.O. Rev. Ref. and Improvement Bonds (Limited Tax Convertible to Unlimited Tax), Series 2016, 4.625% 2031	635	610
City of Aurora, International Center Metropolitan, Dist. No. 3, G.O. Rev. Ref. and Improvement Bonds (Limited Tax Convertible to Unlimited Tax), Series 2016, 5.00% 2046	3,140	2,988
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Ref. and Improvement Bonds, Series 2007, RADIAN insured, 5.25% 2034	430	431
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2016-A, 6.75% 20384	720	723
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Ref. and Improvement Bonds, Series 2007, 5.20% 2036	3,225	3,229
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Ref. and Improvement Bonds, Series 2013, 5.00% 2033	505	538
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Ref. and Improvement Bonds, Series 2013, 5.125% 2038	2,070	2,205
County of Arapahoe, Cornerstar Metropolitan Dist., G.O. Ref. Bonds (Limited Tax Convertible to Unlimited Tax), Series 2017-A, 4.50% 2027	1,000	1,045
City and County of Broomfield, Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Dist. No. 1), 5.75% 2046	4,450	4,488

American High-Income Municipal Bond Fund — Page 9 of 60

unaudited

Bonds, notes & other debt instruments Colorado (continued)	Principal?amount (000)	Value (000)
City and County of Broomfield, Improvement Rev. Ref. Bonds (Lambertson Farms Metropolitan Dist. No. 1), 6.00% 2050	$3,700	$3,732
City and County of Broomfield, Midcities Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2016-B, 7.75% 20464	1,445	1,443
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, G.O. Limited Tax and Rev. Bonds, Series 2016, 4.375% 2031	900	886
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, G.O. Limited Tax and Rev. Bonds, Series 2016, 5.00% 2046	3,000	3,036
Town of Castle Rock, Metropolitan Dist. No. 1 (Promenade at Castle Rock), G.O. Bonds, Series 2015-A, 5.75% 2039	9,300	9,835
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, 5.00% 2030	1,570	1,633
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, 5.00% 2036	810	824
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, 5.00% 2046	2,100	2,121
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 2026	500	482
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	1,000	1,151
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 4.50% 2029	1,295	1,317
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 5.00% 2036	605	619
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 5.125% 2046	2,375	2,428
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Ref. Bonds, 5.00% 2043	1,250	1,331
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Ref. Bonds, Series 2013-A, 5.625% 2038	1,315	1,490
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Ref. Bonds, Series 2013-A, 6.00% 2038	1,250	1,454
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 2032	5,000	5,425
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,500	2,842
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2040	1,000	1,122
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, (3-month USD-LIBOR + 1.10%) 1.982% 20332	4,740	4,238
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,278
County of Douglas, Compark Business Campus Metropolitan Dist., G.O. Ref. and Improvement Bonds, Series 2007-A, RADIAN insured, 5.60% 2034	5,610	5,614
E-470 Public Highway Auth., Rev. Bonds (Capital Appreciation Bonds), Series 2000-B, National insured, 0% 2031	1,325	828
E-470 Public Highway Auth., Rev. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2037	5,065	2,092
E-470 Public Highway Auth., Rev. Bonds, Series 2010, 0% 2040	3,600	1,397
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 1.725% 2039 (put 2019)2	500	503
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 1.88% 2039 (put 2021)2	1,000	1,015
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.375% 2028	1,000	1,030
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project), Series 2008, 5.50% 2038	1,000	1,027
Harmony Technology Park, Metropolitan Dist., G.O. Bonds (Limited Tax Convertible to Unlimited Tax), 5.00% 2047	5,270	5,277
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	12,873
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2028	1,500	1,758

American High-Income Municipal Bond Fund — Page 10 of 60

unaudited

Bonds, notes & other debt instruments Colorado (continued)	Principal?amount (000)	Value (000)
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	$1,360	$1,546
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037	2,300	2,567
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2042	2,100	2,331
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2047	3,500	3,864
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	500	561
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042	11,055	11,857
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043	4,690	5,326
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030	3,000	3,398
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,500	1,684
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	100	112
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,615
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045	1,000	1,090
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	1,000	1,139
Health Facs. Auth., Rev. Bonds (Ralston Creek at Arvada Project), Series 2017-A, 5.75% 2047	6,000	5,916
Health Facs. Auth., Rev. Bonds (Ralston Creek at Arvada Project), Series 2017-A, 6.00% 2052	6,500	6,500
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 20424	2,500	1,748
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 20474	5,500	3,846
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.00% 2030 (preref. 2020)	350	398
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2010-A, 6.25% 2040 (preref. 2020)	975	1,117
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project), Series 2011, 6.00% 2040 (preref. 2021)	1,250	1,472
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighbourhoods Project), Series 2016, 5.00% 2026	750	828
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighbourhoods Project), Series 2016, 5.00% 2031	1,100	1,178
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighbourhoods Project), Series 2016, 5.00% 2037	2,500	2,640
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	4,750	5,086
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	604
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,140
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,655
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,693
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.00% 2027	455	513
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2031	2,395	2,662
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2032	850	940
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2037	2,300	2,498
Health Facs. Auth., Rev. Ref. Bonds (Frasier Meadows), Series 2017-A, 5.25% 2047	14,230	15,255
High Performance Transportation Enterprise, C-470 Express Lanes Rev. Bonds, Series 2017, 5.00% 2051	3,250	3,543
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 20203	1,500	1,604
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2021	1,500	1,638
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,900	2,097
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, 5.00% 2046	1,000	1,018

American High-Income Municipal Bond Fund — Page 11 of 60

unaudited

Bonds, notes & other debt instruments Colorado (continued)	Principal?amount (000)	Value (000)
Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2035	$2,000	$2,070
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	2,700	3,108
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,500	3,983
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	750	807
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,568
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,700	1,871
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	14,800	16,231
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, G.O. Limited Tax Rev. Ref. Bonds, Series 2016-A, 5.50% 2036	4,750	4,956
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, G.O. Limited Tax Rev. Ref. Bonds, Series 2016-A, 5.75% 2046	2,585	2,704
City of Thornton, Big Dry Creek Metropolitan Dist., G.O. Bonds, Series 2017, 7.75% 20474	644	650
City of Thornton, Big Dry Creek Metropolitan Dist., G.O. Bonds, Series 2017-A, 5.75% 2047	2,415	2,441
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	1,335	1,395
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax (Convertible to Unlimited Tax) G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2046	2,880	2,982
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-B, 7.00% 20464	1,500	1,491
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Rev. Ref. Bonds, Series 2006-B, 0% 2040 (preref. 2021)1	2,220	2,938
		282,151
Connecticut 0.82%
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	1,105	1,166
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	7,600	7,964
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 20463	1,000	1,028
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-A, 5.00% 20533	1,640	1,677
Health and Educational Facs. Auth., Rev Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Incorporated Project), Series 2016-B-2, 2.875% 20203	1,400	1,400
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2011-A, 5.00% 2032	250	271
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2030	1,010	1,036
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2031	1,000	1,021
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2032	1,000	1,019
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2033	500	507
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	1,285	1,355
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 2039	1,200	1,266
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2003, 5.125% 2023	2,180	2,187
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2015-A, 6.75% 20453	7,940	8,551
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2015-C, 6.25% 20303	4,500	4,965

American High-Income Municipal Bond Fund — Page 12 of 60

unaudited

Bonds, notes & other debt instruments Connecticut (continued)	Principal?amount (000)	Value (000)
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds, Series 2016-A, 5.50% 20263	$6,940	$7,354
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds, 7.00% 20453	4,895	5,193
		47,960
Delaware 0.00%
Housing Auth., Single Family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	120	123
District of Columbia 1.07%
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 2035	2,700	1,407
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Convertible Capital Appreciation Bonds, Series 2010-B, 0% 20441	5,000	6,030
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev., Capital Appreciation Bonds (Dulles Metrorail Project), Series 2010-A, Assured Guaranty Municipal insured, 0% 2037	10,000	4,781
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev., Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2040	18,255	7,653
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	3,395	3,720
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	1,545	1,673
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	4,170	4,502
Rev. Bonds (Ingleside Rock Creek), Series 2017-A, 5.00% 2032	1,000	1,080
Rev. Bonds (Ingleside Rock Creek), Series 2017-A, 5.00% 2052	1,750	1,828
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A, 0% 2046	202,500	29,545
		62,219
Florida 5.07%
Alachua County, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	591
Alachua County, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,345
Alachua County, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,752
Alachua County, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, (3-month USD-LIBOR x 0.67 + 0.87%) 1.752% 20372	1,620	1,464
Alachua County, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	3,700	4,070
City of Atlantic Beach, Health Care Facs. Rev. and Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2022	100	112
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2013-B, 5.625% 2043	1,000	1,110
Brevard County, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	2,470	2,768
Brevard County, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	750	826
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2023	4,000	4,593
Broward County, Airport System Rev. Ref. Bonds, Series 2013-A, 5.25% 2043	2,000	2,278
Broward County, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	2,000	2,268
Broward County, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2035	2,000	2,262
City of Cape Coral, Health Facs. Auth., Senior Housing Rev. Bonds (Gulf Care, Inc. Project), 6.00% 20453	7,000	7,561
Capital Trust Agcy., Educational Facs. Rev. (Renaissance Charter School), 5.125% 20373	5,225	5,114
Capital Trust Agcy., Educational Facs. Rev. (Renaissance Charter School), 5.25% 20473	10,000	9,764
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-A, 6.25% 2020	1,020	1,022
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 20243	1,000	1,126

American High-Income Municipal Bond Fund — Page 13 of 60

unaudited

Bonds, notes & other debt instruments Florida (continued)	Principal?amount (000)	Value (000)
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 20303	$7,000	$7,787
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 5.50% 2028	1,435	1,578
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,266
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc.), Series 2017, AMT, 5.00% 2029 (put 2022)3	8,330	8,541
Escambia County, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	5,250	5,750
City of Fort Myers, Paseo Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2006, 5.00% 20214	1,385	—
City of Fort Myers, Paseo Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	350	351
City of Fort Myers, Paseo Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	2,770	1,066
City of Fort Myers, Paseo Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 20204	920	—
City of Freeport, Magnolia Creek Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2007-B, 5.60% 20144	4,255	853
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,155
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2030	2,750	3,139
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Ringling College), 5.00% 2042	2,000	2,194
Hillsborough County, Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2002, 6.75% 2034	3,330	3,345
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), 4.875% 2035	495	506
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	2,620	2,620
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006-B, 6.77% 2020	200	200
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2015, 4.875% 2045	2,160	2,177
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 2037	1,000	1,065
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 2047	1,100	1,169
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	1,994
Lee County, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	11,040
Lee County, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	2,997
Martin County, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), 5.00% 2045	500	532
Martin County, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042	8,445	9,265
Martin County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Martin Memorial Medical Center), Series 2012-B, 3.74% 2023	250	267
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,118
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2022	1,750	1,990
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2023	2,250	2,519
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	1,500	1,625
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,287
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2033	5,000	5,690
Miami-Dade County, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2024	1,000	1,187
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,225	1,440

American High-Income Municipal Bond Fund — Page 14 of 60

unaudited

Bonds, notes & other debt instruments Florida (continued)	Principal?amount (000)	Value (000)
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	$1,140	$1,329
Miami-Dade County, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 4.00% 2023	1,000	1,025
Miami-Dade County, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 4.75% 2027	750	789
Miami-Dade County, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 5.125% 2039	1,000	1,051
Miami-Dade County, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 5.25% 2049	2,000	2,123
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	1,910	2,206
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,722
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	2,000	2,245
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,108
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,000	1,112
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,500	2,824
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2040	1,935	2,126
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 2037	1,735	1,833
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	745	775
Orange County, Grove Resort Community Dev. Dist., Special Assessment Rev. Bonds, Series 2017-B, 5.75% 2029	1,295	1,292
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2035	1,500	1,655
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2040	3,000	3,286
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2045	4,300	4,685
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2036	4,100	4,555
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2041	4,380	4,839
Orange County, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2047	6,280	6,910
Orange County, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	1,240	1,426
Orange County, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 2026	1,965	2,238
City of Orlando, Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-A, AMT, 5.00% 2046	2,000	2,281
City of Orlando, Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2016, AMT, 5.00% 2027	1,000	1,220
Palm Beach County, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	11,675	13,382
Palm Beach County, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2028	1,875	2,148
Palm Beach County, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2016-B, 5.00% 2036	1,250	1,408
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 2037	3,130	3,115
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	3,125	3,129
Pasco County, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036	1,035	—
Pasco County, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 20361	155	154
Pasco County, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038	285	299

American High-Income Municipal Bond Fund — Page 15 of 60

unaudited

Bonds, notes & other debt instruments Florida (continued)	Principal?amount (000)	Value (000)
Pasco County, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 20201	$220	$221
Polk County, Lake Ashton II Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,190	2,038
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	2,250	2,438
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	3,170	3,407
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2036	2,000	2,106
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 20244	10,260	—
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Ref. Bonds, Series 2011, 0% 2039	40,170	8,034
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 20234	1,165	816
St. Johns County, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040 (preref. 2020)	3,625	4,070
St. Johns County, Marshall Creek Community Dev. Dist., Special Assessment Bonds, 6.32% 2045	220	212
St. Johns County, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 2032	3,290	3,263
St. Johns County, Tolomato Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.40% 2037	1,050	1,051
Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 20134	2,035	1,425
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	1,350	1,468
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	1,250	1,363
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	10,000	10,770
City of Tampa, Hospital Rev. Ref. Bonds (H. Lee Moffitt Cancer Center Project), Series 2016-B, 5.00% 2037	750	839
City of Tampa, Rev. Ref. Bonds (University of Tampa Project), 5.00% 2045	3,945	4,397
Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2037	2,350	2,414
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	1,000	1,152
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2030	1,500	1,723
Volusia County, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2031	1,520	1,741
West Villages Improvement Dist. (North Port), Special Assessment Bonds (Unit of Dev. No. 2), Series 2005, 5.80% 20364	5,835	4,201
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	2,000	1,973
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	2,000	1,959
		295,110
Georgia 1.88%
Atlanta Dev. Auth. Senior Health Care Facs., Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A1, 6.75% 2035	9,665	9,943
Atlanta Dev. Auth. Senior Health Care Facs., Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A1, 7.00% 2040	11,000	11,440
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	1,695	1,695
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2036	140	140
City of Atlanta, Tax Allocation Bonds (Beltline Project), Series 2008-B, 7.375% 2031 (preref. 2019)	2,500	2,681
Clayton County, Dev. Auth., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	5,762
Clayton County, Tax Allocation Bonds (Ellenwood Project), Series 2008, 7.50% 2033	3,000	3,004

American High-Income Municipal Bond Fund — Page 16 of 60

unaudited

Bonds, notes & other debt instruments Georgia (continued)	Principal?amount (000)	Value (000)
Cobb County, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2033	$1,000	$1,163
DeKalb County, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030	9,615	10,548
DeKalb County, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040	8,565	9,310
DeKalb County, Newton County and Gwinnett County Joint Dev. Auth., Rev. Bonds (GGC Foundation, LLC Project), Series 2009, 6.00% 2029 (preref. 2019)	1,850	1,998
Fulton County, Dev. Auth., Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	3,395	3,304
Hall County and City of Gainesville, Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029 (preref. 2019)	710	784
Hall County and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	460	490
Hall County and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030 (preref. 2020)	1,540	1,671
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	2,500	2,576
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), 6.00% 2034 (preref. 2018)	920	948
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project), Series 2009-A, 5.50% 2039	3,500	3,703
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-B-2, AMT, 3.50% 2039	2,900	3,054
Macon-Bibb County, Urban Dev. Auth. Rev. Academy Bonds (Academy Classical Education, Inc.), Series 2017, 5.75% 20373	1,200	1,257
Macon-Bibb County, Urban Dev. Auth. Rev. Academy Bonds (Academy Classical Education, Inc.), Series 2017, 5.875% 20473	1,680	1,757
Macon-Bibb County, Urban Dev. Auth. Rev. Academy Bonds (Academy Classical Education, Inc.), Series 2017, 6.00% 20523	1,530	1,583
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,171
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,192
City of Marrietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 20373	2,500	2,790
City of Marrietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 20473	2,500	2,635
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2027	5,250	5,259
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project), Series 2007, 5.25% 2037	1,525	1,526
Municipal Electric Auth., Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015-A, 5.00% 2060	3,190	3,487
Municipal Electric Auth., Series 2015-A, 5.50% 2060	2,000	2,272
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,000	1,127
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	2,000	2,181
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-A, 0% 20243	2,115	1,554
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-A, 0% 20343	3,495	1,284
State Road and Tollway Auth., Toll Rev. Convertible CABS (I-75 S Expressway Lanes Project), Series 2014-B, 0% 20491,3	6,755	4,405
		109,694
Guam 0.55%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2021	8,000	8,579
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,500	1,710
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	7,990	9,103
Business Privilege Tax Bonds, Series 2015-D, 5.00% 2030	2,000	2,183

American High-Income Municipal Bond Fund — Page 17 of 60

unaudited

Bonds, notes & other debt instruments Guam (continued)	Principal?amount (000)	Value (000)
Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	$2,000	$2,107
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,137
Limited Obligation (Section 30) Bonds, Series 2016-A, 5.00% 2018	950	986
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.25% 2025 (preref. 2020)	2,000	2,125
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040 (preref. 2020)	500	530
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	1,250	1,363
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	1,750	1,936
		31,759
Hawaii 0.28%
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 8.75% 2029 (preref. 2019)	945	1,068
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 9.00% 2044 (preref. 2019)	3,250	3,751
Hawaiian Electric Co., Inc., Special Purpose Rev. Ref. Bonds (Dept. of Budget and Fin.), AMT, 4.00% 2037	9,800	10,133
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.75% 2040	1,000	1,086
		16,038
Idaho 0.02%
Health Facs. Auth., Rev. Ref. Bonds (Madison Memorial Hospital Project), Series 2016, 5.00% 2037	1,000	1,072
Illinois 14.37%
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds (Forest City Project), Series 2005, 5.90% 20271	6,000	6,006
Build Bonds (Sales Tax Rev. Bonds), Series 2016-A, 4.00% 2028	4,685	4,980
City of Chicago, Board of Education, Series 2010-F, 5.00% 2018	800	814
City of Chicago, Board of Education, Series 2010-F, 5.00% 2018 (escrowed to maturity)	200	208
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,625	1,638
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	6,650	7,563
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds, Series 2017-A, 7.00% 20463	23,560	27,974
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds, Series 2017-B, 6.75% 20303	3,500	4,120
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds, Series 2017-B, 7.00% 20423	25,185	30,016
City of Chicago, Board of Education, Unlimited Tax G.O. Project Bonds (Dedicated Alternate Rev.), Series 2015-C, 5.25% 2039	15,040	14,846
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.25% 2025	1,500	1,506
City of Chicago, Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Rev.), Series 2013-A-3, (SIFMA Municipal Swap Index + 0.83%) 1.75% 2036 (put 2018)2	3,250	3,233
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2011-C-2, (SIFMA Municipal Swap Index + 1.10%) 9.00% 2032 (put 2017)2	5,600	5,631
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2013-A-2, (SIFMA Municipal Swap Index + 0.75%) 9.00% 20352	2,000	2,012
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2015-A, (SIFMA Municipal Swap Index + 4.00%) 9.00% 2032 (put 2017)2	6,855	6,893
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Alternative Rev.), Series 2015-G, (SIFMA Municipal Swap Index + 4.00%) 9.00% 2032 (put 2017)2	2,400	2,413
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2008-C, 5.00% 2029	1,580	1,574
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2030	5,000	5,701
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	7,500	8,510
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2032	5,000	5,643
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	13,000	14,399
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2027	1,810	2,128

American High-Income Municipal Bond Fund — Page 18 of 60

unaudited

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	$1,750	$2,042
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2029	2,500	2,901
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2031	855	984
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Series 1999, Capital Appreciation Bonds, National insured, 0% 2031	3,000	1,763
City of Chicago, G.O. Bonds (Library), Series 2008-D, 5.00% 2039	265	270
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	1,000	1,102
City of Chicago, G.O. Bonds, Series 2011-A, 5.00% 2040	970	995
City of Chicago, G.O. Bonds, Series 2011-A, 5.25% 2035	500	515
City of Chicago, G.O. Bonds, Series 2012-C, 5.00% 2023	360	389
City of Chicago, G.O. Bonds, Series 2014-A, 5.25% 2029	3,400	3,665
City of Chicago, G.O. Bonds, Series 2017-A, 5.75% 2033	465	525
City of Chicago, G.O. Project and Ref. Bonds, Series 2005-D, 5.50% 2040	1,000	1,079
City of Chicago, G.O. Project and Ref. Bonds, Series 2014-A, 5.00% 2022	100	109
City of Chicago, G.O. Project and Ref. Bonds., Series 2008-C, 5.00% 2024	100	102
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2008-C, 0% 2031	2,000	1,092
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2008-C, 0% 2032	725	374
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2008-C, 5.00% 2040	440	449
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2035	2,540	2,673
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	4,885	5,243
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	8,650	9,923
City of Chicago, G.O. Ref. Bonds, Series 2003-B, 5.00% 2022	1,000	1,085
City of Chicago, G.O. Ref. Bonds, Series 2015-A, 5.375% 2029	1,000	1,097
City of Chicago, G.O. Ref. Bonds, Series 2015-C, 5.00% 2024	2,520	2,776
City of Chicago, G.O. Ref. Bonds, Series 2017-A, 5.625% 2029	2,000	2,285
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	2,855	3,144
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2035	1,570	1,675
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,738
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2025	1,000	1,170
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2026	1,680	1,958
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	1,000	1,163
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2043	4,250	4,908
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	515	579
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039 (preref. 2021)	2,485	2,827
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2052	2,500	2,821
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2026	3,500	3,895
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2030	1,600	1,825
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2032	5,745	6,500
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2033	1,220	1,375
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	3,000	3,368
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 2032	145	159
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1998-B1, Capital Appreciation Bonds, NATL insured, 0% 2031	5,060	2,757
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, Capital Appreciation Bonds, National insured, 0% 2025	1,015	754
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 1999-A, Capital Appreciation Bonds, National insured, 0% 2031	2,170	1,184

American High-Income Municipal Bond Fund — Page 19 of 60

unaudited

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	$10,890	$10,799
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	7,215	7,154
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	4,510	5,230
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Ref. Bonds (Dedicated Tax Rev.), Series 2013-A-1, 9.00% 2026	800	809
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 2051	18,250	19,787
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	460	493
City of Chicago, Wastewater Transmission Rev. Bonds (Second Lien), Series 2017-A, 5.00% 2037	3,000	3,333
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	6,000	6,296
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	1,000	1,157
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 1998-A, Capital Appreciation Bond, National insured, 0% 2026	560	428
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,140
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,000	1,163
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2029	1,000	1,155
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	700	804
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,500	2,891
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,340
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,048
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	250	285
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2031	1,000	1,146
City of Chicago, Water Rev. Ref. Bonds, 5.00% 2044	500	543
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	1,700	1,810
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2029	1,500	1,688
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	3,300	4,305
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G. O. Bonds, Series 2013, 5.25% 2043	3,000	3,141
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	290	322
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	3,000	3,487
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	3,500	4,006
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	350	415
County of DuPage, Special Service Area Number 31, Special Tax Bonds (Monarch Landing Project), Series 2006, 5.625% 2036	4,733	4,741
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2021	1,750	1,753
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2026	1,000	1,001
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project), Series 2007-A, 5.00% 2036	4,000	4,004
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	1,000	1,092
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2042	1,000	1,051
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	7,330	8,586
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,136
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	1,000	1,119
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	3,460	3,827
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037 (preref. 2018)	4,500	4,534
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	2,405	2,532
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2012-C, 5.00% 2020	230	252
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2045	3,500	3,843
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2034	3,600	4,020
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	12,000	13,221

American High-Income Municipal Bond Fund — Page 20 of 60

unaudited

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	$16,090	$17,591
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,800	2,029
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series 2009-B, 5.75% 2030	130	140
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	1,500	1,658
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	4,410	4,542
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,060	1,249
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,184
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,175
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,622
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2029	3,000	3,460
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,500	1,720
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	1,645	1,869
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.215% 2036 (put 2021)2	800	805
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2027	1,875	2,188
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2029	9,000	10,347
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2030	1,000	1,141
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2032	4,500	5,088
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2034	1,265	1,423
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2036	3,820	4,242
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2041	2,000	2,213
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2034	250	248
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	760	772
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,590
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2049	1,250	1,368
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-A, 5.00% 2042	350	386
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-A, 5.00% 2047	1,250	1,369
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2046	900	986
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,240
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,652
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2009, 7.00% 2044 (preref. 2019)	1,055	1,163
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	1,500	1,635
Fin. Auth., Rev. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	5,500	5,899
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2032	2,000	2,204
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2033	2,000	2,193
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2035	2,000	2,178
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2037	1,750	1,896
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	6,830	7,526
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,163
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2032	1,250	1,430
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), 5.00% 2031	1,875	2,015
Fin. Auth., Rev. Ref. Bonds (Christian Homes Inc.), 5.00% 2036	1,000	1,058
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	6,000	6,489
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System Obligated Group), Series 2010-A, 6.00% 2039	2,620	2,812
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System Obligated Group), Series 2010-A, 6.00% 2039 (preref. 2020)	5,765	6,425
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037 (preref. 2017)	1,000	1,002
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	6,080
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,187
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	9,705	10,828
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	125	139
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	1,250	1,396
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	8,881
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	250	295
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	1,995	2,161

American High-Income Municipal Bond Fund — Page 21 of 60

unaudited

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	$1,005	$1,103
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2023	775	801
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2024	815	841
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2025	730	748
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	2,465	2,422
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	11,500	10,450
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	700	664
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.00% 2024	1,000	1,087
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.75% 2021	2,000	2,158
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043	6,765	7,488
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	16,510	18,276
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), 5.125% 2020	1,280	1,339
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,053
G.O. Bonds, Series 2013, 5.00% 2021	860	920
G.O. Bonds, Series 2013, 5.00% 2023	685	744
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,214
G.O. Bonds, Series 2013, 5.50% 2033	3,665	3,983
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,073
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,188
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,176
G.O. Bonds, Series 2014, 5.00% 2039	13,575	14,143
G.O. Bonds, Series 2014, 5.00% 2039	4,100	4,299
G.O. Bonds, Series 2016, 4.00% 2032	7,000	6,856
G.O. Bonds, Series 2016, 5.00% 2025	1,000	1,091
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,634
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,049
G.O. Bonds, Series 2016, 5.00% 2041	2,125	2,210
G.O. Bonds, Series 2017, 5.00% 2033	4,000	4,262
G.O. Bonds, Series 2017-A, 5.00% 2018	1,000	1,033
G.O. Bonds, Series 2017-C, 5.00% 2029	7,500	8,190
G.O. Bonds, Series 2017-D, 5.00% 2026	10,000	10,922
G.O. Bonds, Series 2017-D, 5.00% 2027	5,500	6,025
G.O. Bonds, Series 2017-D, 5.00% 2028	4,500	4,925
G.O. Ref. Bonds, 5.00% 2030	3,000	3,233
G.O. Ref. Bonds, Series 2012, 5.00% 2025	1,750	1,870
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	413
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	3,000	3,277
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,281
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	775
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	5,095	5,377
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	4,450	4,699
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2025	3,000	3,567

American High-Income Municipal Bond Fund — Page 22 of 60

unaudited

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	$1,150	$1,381
Village of Lincolnshire, Special Service Area No. 1, Special Tax Bonds (Sedgebrook Project), Series 2004, 6.25% 2034	1,559	1,562
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022	1,900	286
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds (Groebe Farm-Stonegate Project), Series 2007, 6.125% 2040	5,000	752
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2034	10,000	5,077
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2032	13,860	7,616
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2030	2,500	1,541
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2002-A, National insured, 0% 2033	10,000	5,231
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	1,500	1,523
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-B, Capital Appreciation Bonds, 0% 2050	2,410	369
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-B, Capital Appreciation Bonds, 0% 2051	7,050	1,016
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	270	306
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 0% 2051	7,055	1,650
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2002-A, National insured, 0% 2031	4,500	2,598
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	800	272
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	3,300	979
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	5,850	5,884
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-E, Assured Guaranty Municipal insured, 5.00% 2027	3,500	2,523
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	536
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	420	419
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 0% 2041	3,525	1,305
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,168
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	4,000	4,110
Village of Montgomery (Kane and Kendall Counties), Special Assessment Improvement Ref. Bonds (Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	694	695
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,168
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2019	1,795	1,856
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2020	1,890	1,994
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2022	750	812

American High-Income Municipal Bond Fund — Page 23 of 60

unaudited

Bonds, notes & other debt instruments Illinois (continued)	Principal?amount (000)	Value (000)
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2023	$300	$324
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2027	2,205	2,322
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	2,945	3,037
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2008-A, 5.50% 2023	500	583
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. - Obligated Group), Series 2017-A, 5.00% 2028	550	656
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	11,020	14,750
Sports Facs. Auth., Sports Facs. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,108
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	6,000	6,702
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2031	2,500	2,781
City of Springfield, Electric Rev. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2040	1,000	1,114
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	5,000	5,676
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	1,000	1,166
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	5,750	6,560
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 5.00% 2020	120	129
Board of Trustees of the University of Illinois, Series 2014-C, 5.00% 2023	775	875
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Ref. Rev. Bonds, Series 2016-A, 4.00% 2034	2,110	2,177
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2024	480	554
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	750	838
Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	5,000	5,162
Village of Volo (Lake County), Special Service Areas No. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref Bonds, Assured Guaranty Municipal insured, 3.125% 2027	1,130	1,132
Village of Volo (Lake County), Special Service Areas No. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref Bonds, Assured Guaranty Municipal insured, 4.00% 2036	1,250	1,268
Village of Volo (Lake County), Special Service Areas No. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref Bonds, Assured Guaranty Municipal insured, 5.00% 2034	5,000	5,642
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Nos. 2005-108 and 2005-109), Assured Guaranty Municipal insured, 4.00% 2036	4,830	4,871
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Nos. 2005-108 and 2005-109), Assured Guaranty Municipal insured, 5.00% 2032	4,343	4,938
		836,138
Indiana 1.49%
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	9,000	9,665
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 2041	2,000	2,208
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	1,500	1,667
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	4,000	4,379
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	750	836
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	9,050	9,311

American High-Income Municipal Bond Fund — Page 24 of 60

unaudited

Bonds, notes & other debt instruments Indiana (continued)	Principal?amount (000)	Value (000)
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	$10,435	$10,601
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,225	7,789
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	3,410	3,699
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	2,100	2,326
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,705	4,225
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2036	3,730	4,216
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2019	760	790
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2039	2,500	2,734
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2034	1,000	1,123
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	4,210	4,438
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-A-2, AMT, 4.00% 2039	980	1,046
City of Indianapolis, Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc., Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031	3,500	9
City of Indianapolis, Local Public Improvement, Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 2030	1,115	1,301
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	1,000	1,057
Knox County, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2023	1,000	1,097
Knox County, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2025	1,570	1,706
City of Valparaiso, Exempt Facs. Rev Bonds (Pratt Paper, LLC Project), Series 2013, AMT, 7.00% 2044	3,080	3,671
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), AMT, 5.00% 2045 (put 2022)	3,000	3,437
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2016-A, AMT, 5.00% 2046 (put 2023)	3,000	3,456
		86,787
Iowa 0.39%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	2,695	2,795
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	7,500	8,005
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	2,000	2,049
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.875 20263	2,320	2,463
Fin. Auth., Retirement Community Rev. Bonds (Edgewater, A Wesley Active Life Community, LLC Project), Series 2007-A, 6.75% 2042 (preref. 2017)	3,000	3,006
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 2036	1,250	1,398
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2005-C, 5.625% 2046	3,215	3,229
		22,945
Kansas 0.38%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	2,027
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029 (preref. 2019)	250	273
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039 (preref. 2019)	750	819
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 2043	4,000	4,141
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project), Series 2007, 5.50% 2039	5,250	5,254
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 3.00% 2023	1,250	1,257
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 4.20% 2027	5,000	5,028

American High-Income Municipal Bond Fund — Page 25 of 60

unaudited

Bonds, notes & other debt instruments Kansas (continued)	Principal?amount (000)	Value (000)
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 4.00% 2028	$870	$880
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), 5.00% 2034	2,125	2,144
		21,823
Kentucky 1.04%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2028	1,260	1,425
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2040	5,400	5,811
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.50% 2035	1,750	1,761
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.75% 2045	5,765	5,857
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Rosedale Green Project), 5.75% 2050	2,650	2,684
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2034	2,720	3,029
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.375% 2024	2,000	2,062
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.625% 2027	1,000	1,031
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2041	7,750	8,490
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2046	4,935	5,373
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 5.75% 2028 (preref. 2018)	2,500	2,540
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2033 (preref. 2018)	1,000	1,016
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.), Series 2008-A-1, Assured Guaranty insured, 6.00% 2042 (preref. 2018)	2,000	2,028
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2017-A, AMT, 3.00% 2029	3,000	3,053
Louisville/Jefferson County, Metro Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2029	2,300	2,713
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	1,100	1,300
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	500	584
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	1,500	1,696
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	1,885	2,105
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	5,500	6,207
		60,765
Louisiana 1.80%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2031	2,160	2,480
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2035	1,785	2,013
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2040	9,000	10,054
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2030	300	356
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2031	400	470
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2032	500	585
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2033	1,100	1,281
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2035	1,220	1,408
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2036	1,000	1,150

American High-Income Municipal Bond Fund — Page 26 of 60

unaudited

Bonds, notes & other debt instruments Louisiana (continued)	Principal?amount (000)	Value (000)
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	$5,000	$5,965
Parish of Jefferson, Hospital Dist. No. 1, Hospital Rev. Ref. Bonds (West Jefferson Medical Center), Series 2011-A, 6.00% 2039 (preref. 2021)	2,365	2,708
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-B, 7.00% 20443	3,130	3,270
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 20443	10,600	11,075
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Road Projects), Series 2015-A, 7.00% 20443	3,000	3,135
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	9,500	9,500
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,750	6,490
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	2,850	3,217
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin Cajun), Series 2017, Assured Guaranty Municipal insured, 5.00% 2039	1,000	1,135
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2042	2,000	2,256
City of New Orleans, Sewerage Service Rev. and Ref. Bonds, Series 2015, 5.00% 2045	500	557
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2052	1,600	1,772
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2057	1,000	1,104
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	10,180	11,232
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2056	1,000	1,095
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2032	890	1,018
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2032 (preref. 2026)	10	12
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2033	1,620	1,845
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2033 (preref. 2026)	15	19
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2047	2,500	2,787
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	2,000	2,154
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-A, 3.375% 2028	250	254
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-B, 3.50% 2030	500	509
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Assured Guaranty Municipal insured, 5.25% 2051	1,000	1,110
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	5,842
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	2,170	2,176
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.00% 2024	625	685
St. Tammany Public Trust Fncg. Auth., Rev. Ref. Bonds (Christwood Project), 5.25% 2037	1,750	1,879
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2026	140	141
		104,739
Maine 0.48%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2005-R-3, AMT, 5.25% 20253	2,000	2,155
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2041	1,800	1,880
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	1,000	1,039
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center Obligated Group Issue), Series 2013, 5.00% 2027	485	527
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center Obligated Group Issue), Series 2013, 5.00% 2043	5,970	6,169
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	4,000	4,367
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	3,375	3,667

American High-Income Municipal Bond Fund — Page 27 of 60

unaudited

Bonds, notes & other debt instruments Maine (continued)	Principal?amount (000)	Value (000)
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	$1,500	$1,654
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	2,705	2,798
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,090	1,223
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,109
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2035	1,000	1,106
		27,694
Maryland 1.25%
Baltimore County, Rev. Bonds (Oak Crest Village, Inc. Fac.), 5.00% 2037	2,100	2,391
Baltimore, Special Obligation Ref. Bonds, Series 2017-A, 4.00% 2027	475	497
Baltimore, Special Obligation Ref. Bonds, Series 2017-A, 4.50% 2033	3,900	4,076
Baltimore, Special Obligation Ref. Bonds, Series 2017-A, 5.00% 2038	1,725	1,857
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	905	936
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-D, AMT, 4.00% 2036	3,380	3,556
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 2036	3,000	3,085
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 2044	6,850	7,020
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 3.00% 20203	635	633
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 20253	2,100	2,228
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 20293	1,680	1,768
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,090
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	1,500	1,585
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2006-A, 5.125% 2036	1,500	1,501
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 2036	8,000	9,299
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2045	1,390	1,558
Howard County, Retirement Community Rev. Bonds (Vantage House Fac.), Series 2017, 5.00% 2036	1,500	1,559
Howard County, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 20283	550	568
Howard County, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 20343	750	758
Howard County, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 20393	1,000	1,013
Howard County, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 20473	8,000	8,127
Prince George’s County, Rev. Auth., Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 20463	2,500	2,485
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	7,712	7,741
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	928	933
Rockville Mayor & Council Econ. Dev. Rev. (Ingleside King Farm Project), Series 2017-B, 5.00% 2042	750	818
Rockville Mayor & Council Econ. Dev. Rev. (Ingleside King Farm Project), Series 2017-C-3, 2.50% 2024	3,075	3,082
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	1,000	1,115
Mayor and Common Council of Westminster, Project and Rev. Ref. Bonds (Carroll Lutheran Village, Inc.), Series 2014, 5.50% 2044	1,500	1,642
		72,921
Massachusetts 2.71%
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 20423	1,500	1,500
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-C, AMT, 5.25% 20423	9,250	9,256
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 2044	1,500	1,649
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2016-E, 5.00% 2032	2,000	2,277
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2016-E, 5.00% 2034	3,000	3,386

American High-Income Municipal Bond Fund — Page 28 of 60

unaudited

Bonds, notes & other debt instruments Massachusetts (continued)	Principal?amount (000)	Value (000)
Dev. Fin. Agcy., Rev. Bonds (Emmanuel College Issue), Series 2016-A, 5.00% 2043	$3,830	$4,301
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds Inc. Fac.), Series 2011-A-2, 5.50% 2046	788	788
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds Inc. Fac.), Series 2011-B, 0% 2056	4,534	281
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2018	26	27
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2021	797	827
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	3,873	3,997
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	4,565	4,713
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	13,253	13,684
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-A, 4.68% 20213	13,325	13,425
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2016-B, 4.68% 20213	580	584
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2041	1,000	1,100
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2029	1,800	2,092
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2036	5,500	6,142
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	270	280
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040 (preref. 2020)	2,995	3,241
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	535	575
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024 (preref. 2019)	965	1,042
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	360	387
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030 (preref. 2019)	640	694
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2035	1,000	1,147
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	4,505	5,156
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036 (preref. 2021)	6,670	7,793
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	2,390	2,741
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	3,610	4,232
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	27,000	26,519
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	5,000	5,743
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	15,000	15,038
Health and Educational Facs. Auth., Rev. Bonds (UMass Memorial Issue), Series 2010-G, 5.00% 2021	140	151
Health and Educational Facs. Auth., Rev. Ref. Bonds (Merrimack College), Series 2017, 5.00% 2042	1,000	1,100
Health and Educational Facs. Auth., Rev. Ref. Bonds (Merrimack College), Series 2017, 5.00% 2047	1,250	1,370
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	1,967
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	335	357
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039 (preref. 2019)	665	716
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	3,250	3,447
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	1,810	1,956
Port Auth., Special Facs. Rev. Bonds (Delta Air Lines, Inc. Project), Series 2001-A, AMT, AMBAC-FGIC insured, 5.00% 2027	2,000	2,037
		157,718
Michigan 3.12%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	35	37
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038 (preref. 2018)	360	377
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), 7.50% 20443	6,800	6,761
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	2,500	2,420
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.125% 2043	6,525	6,312
City of Detroit School Dist. (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	1,000	1,122
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A, 5.25% 2039	4,850	5,382

American High-Income Municipal Bond Fund — Page 29 of 60

unaudited

Bonds, notes & other debt instruments Michigan (continued)	Principal?amount (000)	Value (000)
Fin. Auth., Higher Education Facs., Limited Obligation Rev. and Rev. Ref. Bonds (Lawrence Technological University Project), Series 2017, 5.25% 2032	$1,740	$1,922
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2027 (preref. 2022)	500	578
Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	2,270	2,623
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2037	5,000	5,623
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2041	2,005	2,238
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,220
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-1, 4.50% 2029	2,600	2,705
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-6, 5.00% 2033	2,000	2,232
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044	2,625	2,858
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	500	565
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	2,000	2,231
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	1,500	1,670
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-D-2, 5.00% 2034	1,000	1,116
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project), Series 2014-D-4, 5.00% 2034	1,000	1,112
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.00% 2039	1,890	2,085
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), 5.50% 2026	1,250	1,546
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2030	2,550	2,643
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2031	1,000	1,033
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2021	1,500	1,670
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2022	3,150	3,562
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), 5.84% 2020	300	312
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,550	1,710
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	1,929
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	2,025	2,099
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	4,308
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	2,775	2,872
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	6,000	6,696
Hospital Fin. Auth., Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	2,000	2,147
Hospital Fin. Auth., Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039 (preref. 2019)	6,110	6,674
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 2034	2,500	2,476
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	2,345	2,480
City of Kentwood, Econ. Dev. Corp. , Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.125% 2032	1,000	1,001
City of Kentwood, Econ. Dev. Corp. , Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.375% 2041	1,270	1,271
City of Kentwood, Econ. Dev. Corp. , Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	4,750	5,073
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2009-V, 8.25% 2039 (preref. 2018)	2,000	2,119
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2039	1,250	1,381
City of Saginaw, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	2,700	2,895

American High-Income Municipal Bond Fund — Page 30 of 60

unaudited

Bonds, notes & other debt instruments Michigan (continued)	Principal?amount (000)	Value (000)
Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project), Series 2013, AMT, 8.50% 20303	$2,995	$3,326
Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project), Series 2013, AMT, 8.50% 20303	7,075	7,858
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	1,950	1,926
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,800	1,987
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A, 6.00% 2048	16,840	16,769
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.875% 2042	5,440	5,566
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-B, AMT, 5.00% 2042	940	1,072
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-B, AMT, 5.00% 2047	800	908
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	2,000	2,195
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-C, AMT, 5.00% 2044	1,000	1,114
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	5,000	5,515
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,484
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2030	3,000	3,495
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2032	1,000	1,155
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2033	2,000	2,301
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2034	1,500	1,718
		181,475
Minnesota 0.14%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	595	605
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	1,390	1,474
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	4,050	4,256
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 20293	250	254
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 20333	140	145
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 20523	1,600	1,626
		8,360
Mississippi 0.28%
Business Fin. Corp., Pollution Control Rev. Ref. Bonds (Mississippi Power Company Project), Series 2002, 5.15% 2028	3,250	3,259
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2036 (put 2022)3	3,500	3,589
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,129

American High-Income Municipal Bond Fund — Page 31 of 60

unaudited

Bonds, notes & other debt instruments Mississippi (continued)	Principal?amount (000)	Value (000)
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2046	$2,500	$2,753
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	5,100	5,709
		16,439
Missouri 1.39%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-A, 6.00% 2033	4,860	5,632
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), 5.00% 2040	1,650	1,757
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), 5.00% 2045	1,300	1,376
Health and Educational Facs. Auth., Rev. Ref. Bonds (St Anthony’s Medical Center), Series 2015-B, 5.00% 2045	1,320	1,485
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2010, 5.50% 2042	2,000	2,103
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2011, 6.00% 2041	1,000	1,090
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2035	1,100	1,217
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), 5.00% 2035	1,000	1,084
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2030	250	281
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2036	1,100	1,216
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2046	825	900
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,950	7,966
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Ref. Bonds (John Knox Village Obligated Group), Series 2014-A, 5.25% 2039	1,250	1,330
Mova Rolla Transportation Dev Dist., Sales Tax Rev. Bonds, Series 2017, 3.75% 2029	3,000	3,078
Mova Rolla Transportation Dev Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 2036	750	785
Mova Rolla Transportation Dev Dist., Sales Tax Rev. Bonds, Series 2017, 4.625% 2042	3,000	3,131
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	3,000	3,253
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2026	2,500	3,109
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2030	2,000	2,605
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), National insured, 5.50% 2031	3,000	3,938
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	3,275	4,149
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	2,400	3,075
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	1,000	1,293
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2012, AMT, 5.00% 2032	1,685	1,834
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,500	1,804
City of St. Louis, Industrial Dev. Auth., Fncg. Rev. (Ballpark Village Dev. Project), Series 2017-A, 4.75% 2047	1,000	1,026
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), 5.125% 2045	4,200	4,428
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2025	1,935	2,074
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,260	1,331

American High-Income Municipal Bond Fund — Page 32 of 60

unaudited

Bonds, notes & other debt instruments Missouri (continued)	Principal?amount (000)	Value (000)
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2025	$1,000	$1,075
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2030	1,000	1,045
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2035	700	720
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 2045	2,000	2,057
County of St. Louis, Transportation Dev. Dist., Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	3,300	2,593
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-B, 6.00% 2037	4,220	4,852
		80,692
Montana 0.05%
Board of Housing, Single Family Mortgage Bonds, Series 2017-B-1, AMT, 4.00% 2048	2,500	2,689
Nebraska 0.08%
Douglas County, Hospital Auth. No. 2, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2048	2,350	2,594
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 2040	1,875	1,988
		4,582
Nevada 1.17%
Dept. of Business & Industrial Environmental Rev., Fulcrum Sierra Biofuels LLC, AMT, 5.875% 2027	5,000	5,286
Dept. of Business & Industrial Environmental Rev., Fulcrum Sierra Biofuels LLC, AMT, 6.25% 2037	12,285	13,021
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 20373	1,000	1,032
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 20473	1,400	1,430
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	3,000	3,028
Clark County, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2027	2,415	2,733
Clark County, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2028	2,000	2,253
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2020	460	461
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2021	275	274
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2022	385	372
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2023	400	397
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2024	410	409
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2025	425	419
Clark County, Special Improvement Dist. No. 142, Local Improvement Ref. Bonds (Mountain’s Edge), Series 2012, 5.00% 2020	1,195	1,263
Clark County, Special Improvement Dist. No. 142, Local Improvement Ref. Bonds (Mountain’s Edge), Series 2012, 5.00% 2021	1,280	1,376
Clark County, Special Improvement Dist. No. 151, Local Improvement Ref. Bonds (Summerlin-Mesa), Series 2015, 4.00% 2020	1,190	1,229
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2018	860	859

American High-Income Municipal Bond Fund — Page 33 of 60

unaudited

Bonds, notes & other debt instruments Nevada (continued)	Principal?amount (000)	Value (000)
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.00% 2019	$1,095	$1,087
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, 5.125% 2025	2,680	2,574
City of Henderson, Public Improvement Trust, Touro College and University System Obligated Group Rev. Bonds, 5.50% 2044	1,645	1,805
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Bonds, Series 2009-A, 8.00% 2030 (preref. 2019)	4,000	4,434
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,375	1,583
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,465	1,677
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,225	1,360
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 2.75% 20213	590	584
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 20253	3,030	2,945
City of Las Vegas, Special Improvement Dist. No. 607, Local Improvement Ref. Bonds (Providence), Series 2013, 4.25% 2024	200	207
City of Las Vegas, Special Improvement Dist. No. 607, Local Improvement Ref. Bonds (Providence), Series 2013, 5.00% 2022	420	454
City of Las Vegas, Special Improvement Dist. No. 607, Local Improvement Ref. Bonds (Providence), Series 2013, 5.00% 2023	370	401
City of Las Vegas, Special Improvement Dist. No. 607, Local Improvement Ref. Bonds (Providence), Series 2013, 5.00% 2024	245	265
City of Las Vegas, Special Improvement Dist. No. 812, Local Improvement Ref. Bonds (Summerlin Village 24), Series 2015, 4.50% 2025	665	700
City of Las Vegas, Special Improvement Dist. No. 812, Local Improvement Ref. Bonds (Summerlin Village 24), Series 2015, 5.00% 2026	700	755
City of Las Vegas, Special Improvement Dist. No. 812, Local Improvement Ref. Bonds (Summerlin Village 24), Series 2015, 5.00% 2029	1,650	1,740
City of Las Vegas, Special Improvement Dist. No. 812, Local Improvement Ref. Bonds (Summerlin Village 24), Series 2015, 5.00% 2035	1,625	1,667
City of Las Vegas, Special Improvement Dist. No. 812, Local Improvement Ref. Bonds (Summerlin Village 24), Series 2015, 4.00% 2022	1,110	1,155
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village), Series 2017, 4.00% 2033	635	619
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village), Series 2017, 4.25% 2037	350	345
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village), Series 2017, 4.375% 2042	500	493
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village), Series 2017, 4.50% 2047	575	573
City of Las Vegas, Special Improvement Dist. No. 813, Local Improvement Bonds (Summerlin Village 26), Series 2017, 3.00% 2023	220	221
City of Las Vegas, Special Improvement Dist. No. 813, Local Improvement Bonds (Summerlin Village 26), Series 2017, 3.00% 2024	165	163
City of Las Vegas, Special Improvement Dist. No. 813, Local Improvement Bonds (Summerlin Village 26), Series 2017, 3.00% 2025	255	249
City of Las Vegas, Special Improvement Dist. No. 813, Local Improvement Bonds (Summerlin Village 26), Series 2017, 3.25% 2026	250	244
City of Las Vegas, Special Improvement Dist. No. 813, Local Improvement Bonds (Summerlin Village 26), Series 2017, 3.50% 2027	275	270
City of Las Vegas, Special Improvement Dist. No. 813, Local Improvement Bonds (Summerlin Village 26), Series 2017, 3.50% 2028	250	243
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810, Local Improvement Ref. Bonds (Summerlin Village 23B), Series 2014, 5.00% 2026	970	1,031
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810, Local Improvement Ref. Bonds (Summerlin Village 23B), Series 2014, 5.00% 2028	385	405
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810, Local Improvement Ref. Bonds (Summerlin Village 23B), Series 2014, 5.00% 2029	675	705
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810, Local Improvement Ref. Bonds (Summerlin Village 23B), Series 2014, 5.00% 2031	140	145

American High-Income Municipal Bond Fund — Page 34 of 60

unaudited

Bonds, notes & other debt instruments Nevada (continued)	Principal?amount (000)	Value (000)
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina), Limited Obligation Improvement Bonds, 6.50% 2020 (preref. 2018)	$480	$501
City of Sparks, Local Improvement Dist. No. 3 (Legends at Sparks Marina), Limited Obligation Improvement Bonds, 6.75% 2027 (preref. 2018)	700	733
		68,175
New Hampshire 0.10%
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039 (preref. 2019)	1,445	1,581
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	1,250	1,412
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,884
		5,877
New Jersey 3.90%
Atlantic City, Tax Appeal Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2032	1,200	1,383
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	2,955
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	555	610
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, 5.25% 2039	2,500	2,625
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, 5.25% 2044	1,000	1,045
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,250	2,581
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,500	1,696
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,125
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	1,180	1,318
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,050	7,338
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	783
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,612
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,435
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2027	1,000	1,125
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2037	1,250	1,350
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2047	3,500	3,761
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	1,590	1,700
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	3,525	3,800
Econ. Dev. Auth., Rev. Ref. Bonds (Motor Vehicle Surcharges), Series 2017-A, BAM insured, 5.00% 2027	3,250	3,876
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	2,050	2,297
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,093
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	4,035

American High-Income Municipal Bond Fund — Page 35 of 60

unaudited

Bonds, notes & other debt instruments New Jersey (continued)	Principal?amount (000)	Value (000)
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	$2,150	$2,287
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	2,500	2,769
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.50% 2031	2,000	2,335
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2034	1,500	1,641
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2035	1,000	1,092
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2042	3,500	3,757
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2021	125	137
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	10,500	11,890
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.52% 20282	13,500	13,176
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,858
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,300	17,869
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	3,750	4,269
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,910
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,990
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2027	3,000	3,482
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2030	1,770	2,015
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2031	2,100	2,379
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2032	1,000	1,127
Essex County, Improvement Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), AMT, 5.25% 20453	600	603
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2031	140	161
Health Care Facs. Fncg. Auth., Rev Bonds (Princeton Healthcare Systems Issue), Series 2016-A, 5.00% 2034	1,000	1,135
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2024	1,000	1,154
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2027	1,000	1,161
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030	500	568
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041 (preref. 2021)	1,000	1,169
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	1,700	1,922
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	556
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2043	950	1,070
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	2,000	2,181
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.25% 2035	3,110	3,393
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	810	836
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,179
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2021	1,500	1,664
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,127
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1-A, AMT, 4.00% 2027	4,000	4,206
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 2032	1,375	1,353
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 4.00% 2039	1,250	1,255
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2022	500	563
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2023	1,000	1,137
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2024	1,000	1,148
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2025	1,000	1,153
Salem County, Pollution Control Fncg. Auth., Pollution Control Rev. Bonds (Philadelphia Electric Company Project), Series 1993-A, AMT, 2.50% 2025 (put 2019)	1,000	1,006
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2026	1,920	2,135

American High-Income Municipal Bond Fund — Page 36 of 60

unaudited

Bonds, notes & other debt instruments New Jersey (continued)	Principal?amount (000)	Value (000)
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2029	$1,200	$1,318
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2025	400	460
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2027	990	1,121
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2033	2,300	2,549
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	13,802
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-1-A, 5.00% 2041	7,000	6,737
Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 2039	8,185	2,967
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-B, 0% 2027	960	645
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	11,000	5,612
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, National insured, 0% 2031	12,000	6,879
Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-C, BAM insured, 0% 2032	1,260	708
Transportation Trust Fund Auth., Transportation System Bonds, Series 2010-A, BAM insured, 0% 2027	8,040	5,671
		226,830
New Mexico 0.18%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Airport Road Business Center, Phase III), Series 2001-A, 8.375% 2021	675	678
Dona Ana County, Improvement Dist. Bonds (Santa Teresa Improvement Dist.-Border Industrial Park, Phase I & II), Series 2001-B, 8.875% 2021	185	186
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	3,032
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	2,000	2,118
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	1,500	1,572
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2008-C, Class I, AMT, 6.95% 2039	140	141
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	95	100
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	1,510	1,593
Mortgage Fin. Auth., Single Family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	215	226
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	915	949
		10,595
New York 3.58%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, 5.00% 2042	2,500	2,797
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2040	600	657
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.25% 2035	500	564
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	500	518
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), 5.50% 20453	3,300	3,625
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 3.75% 20203	925	943
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 20253	450	489
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 20353	1,150	1,235
County of Chautauqua, Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project), Series 2009, 5.875% 2042	500	523
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2048	5,000	1,512

American High-Income Municipal Bond Fund — Page 37 of 60

unaudited

Bonds, notes & other debt instruments New York (continued)	Principal?amount (000)	Value (000)
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2051	$10,000	$2,615
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2052	5,000	1,244
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2054	16,000	3,624
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	10,000	2,160
Dormitory Auth., Culinary Institute of America Rev. Bonds, Series 2013, 5.50% 2033	500	584
Dormitory Auth., Icahn School of Medicine at Mount Sinai Rev. Bonds, Series 2015-A, 5.00% 2040	250	280
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	1,585	1,745
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024 (preref. 2020)	5	6
Dormitory Auth., New School Rev. Bonds, Series 2015-A, 5.00% 2050	1,000	1,143
Dormitory Auth., North Shore-Long Island Jewish Obligated Group Rev. Bonds, Series 2011-A, 5.00% 2032 (preref. 2021)	4,000	4,496
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20313	500	551
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20323	500	549
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20333	1,200	1,311
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20343	1,200	1,308
Dormitory Auth., Orange Regional Medical Center Obligated Group Rev. Bonds, Series 2015, 5.00% 20353	1,000	1,088
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	1,430	1,648
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044 (put 2019)3	410	410
Various Purpose G.O. Bonds, Series 2016-A, 5.00% 2027	825	996
City of Glen Cove, Local Econ. Assistance Corp., Convertible Capital Appreciation Rev. Bonds (Garvies Point Public Improvement Project), Series 2016-C, 0% 20551	11,320	8,768
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series A, 5.25% 2047	2,500	2,771
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047	1,190	1,357
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2011-A, 5.75% 2047 (preref. 2021)	300	344
Jefferson County, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2042	990	982
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 20443	7,450	8,112
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 20343	7,500	8,305
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 20403	3,160	3,523
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 20443	2,625	3,167
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,154
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049	13,360	14,370
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,600	1,624
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	10,250	10,653
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	2,157
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	750	842
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series C, 5.00% 2039	1,000	1,103
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-D-1, 5.00% 2036	2,250	2,599
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2034	750	892
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A-1, 5.00% 2037	1,000	1,162
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Energy Project), Series 2012-A, AMT, 5.25% 20423	2,250	2,252
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	1,200	1,348
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2020	2,405	2,601
Onondaga Civic Dev. Corp., Rev. Ref. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042 (preref. 2022)	1,000	1,161
Onondaga County, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,490	1,677
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	2,954

American High-Income Municipal Bond Fund — Page 38 of 60

unaudited

Bonds, notes & other debt instruments New York (continued)	Principal?amount (000)	Value (000)
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	$5,500	$6,103
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	300	351
Tompkins County, Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2021	1,000	1,063
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	10,500	11,247
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	18,220	19,615
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	5,500	5,875
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT 4.00% 2031	2,250	2,377
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT 4.00% 2032	2,000	2,096
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT 4.00% 2033	4,500	4,699
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,584
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	3,300	3,614
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	18,821
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	1,000	1,196
Westchester County, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	3,000	3,256
		208,396
North Carolina 0.39%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,000	1,313
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	2,390	2,506
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 4.75% 2032	1,500	1,577
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2020	725	778
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2025	3,545	3,964
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2030	1,900	2,034
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), 5.00% 2035	1,000	1,052
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2035	1,000	1,182
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2008-A, 6.00% 2038	2,230	2,262
Medical Care Commission, Retirement Facs. First Mortgage, Rev. Ref. Bonds (Southminster), Series 2016, 5.00% 2031	2,450	2,638
Medical Care Commission, Retirement Facs. First Mortgage, Rev. Ref. Bonds (Southminster), Series 2016, 5.00% 2037	3,000	3,170
		22,476

American High-Income Municipal Bond Fund — Page 39 of 60

unaudited

Bonds, notes & other debt instruments North Dakota 0.14%	Principal?amount (000)	Value (000)
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2031 (preref. 2021)	$1,200	$1,351
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035 (preref. 2021)	500	563
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	6,050	6,488
		8,402
Ohio 4.32%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	11,810	11,722
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 3.80% 2027 (preref. 2022)	1,850	1,967
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2030	1,000	951
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 5.875% 2047	84,645	79,567
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds, Series 2007-A-2, 6.50% 2047	19,925	19,923
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	3,415	3,747
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	1,710	1,919
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	2,560	2,839
City of Centerville, Health Care Improvement and Ref. Rev. Bonds, Series 2017, 5.25% 2037	3,250	3,499
City of Centerville, Health Care Improvement and Ref. Rev. Bonds, Series 2017, 5.25% 2047	3,695	3,922
City of Centerville, Health Care Improvement and Ref. Rev. Bonds, Series 2017, 5.25% 2050	2,400	2,538
City of Centerville, Health Care Rev. Ref. Bonds (Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038 (preref. 2017)	1,000	1,000
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	3,789
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,095	1,228
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,115
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,300	2,556
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,099
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,097
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,167
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2029	2,000	2,305
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.00% 2052	5,250	5,528
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.00% 2057	3,000	3,140
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.50% 2052	4,000	4,399
County of Cuyahoga, Hospital Rev. Bonds (Metrohealth System), Series 2017, 5.50% 2057	2,250	2,478
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	2,275	2,527
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	2,850	3,043
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 2038	3,000	3,204
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	8,180	9,498
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,655
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	2,855	3,133
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2046	1,250	1,338
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	4,500	4,782

American High-Income Municipal Bond Fund — Page 40 of 60

unaudited

Bonds, notes & other debt instruments Ohio (continued)	Principal?amount (000)	Value (000)
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046 (preref. 2021)	$1,000	$1,163
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2047	560	600
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2052	1,125	1,197
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	1,000	1,125
County of Licking, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	3,560	3,749
County of Licking, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.125% 2042	8,500	9,063
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	1,435	1,522
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	2,000	2,086
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	4,000	4,163
Solid Waste Disposal Rev. Bonds (USG Corp. Project), Series 1997, AMT, 5.60% 2032	950	952
Southeastern Ohio Port Auth., Hospital Facs. Improvement Rev. Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2020	350	372
Southeastern Ohio Port Auth., Hospital Facs. Improvement Rev. Bonds (Memorial Health System Obligated Group Project), Series 2017, 5.00% 2018	500	512
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 2032	7,305	8,032
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	6,200	6,815
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2035	850	891
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2043	750	776
Tax-Exempt Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2039	120	134
Tax-Exempt Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 2053	9,465	10,431
Warren County, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,575	1,773
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Project), Series 2009-A, 4.375% 2033 (put 2022)	3,500	3,464
		251,495
Oklahoma 0.77%
Comanche County, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2025	2,115	2,316
Comanche County, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2029	945	1,008
Fort Sill Apache Tribe Gaming Enterprise, Econ. Dev. Auth., Series 2011-A, 8.50% 20263	6,615	7,709
City of Tulsa, Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	1,285	1,399
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2023	1,785	2,044
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2035	1,000	1,100
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2045	2,480	2,701
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,237
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	120	130
Trustees of the Tulsa Municipal Airport Trust, Series 2015, AMT, 5.00% 2035 (put 2025)	8,250	9,016
		44,660

American High-Income Municipal Bond Fund — Page 41 of 60

unaudited

Bonds, notes & other debt instruments Oregon 0.24%	Principal?amount (000)	Value (000)
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	$1,500	$1,679
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-E, AMT, 3.50% 2040	2,730	2,900
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2027	200	239
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2028	265	314
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2029	235	276
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2030	200	234
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2031	200	233
Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2032	270	312
The Hospital Fac. Auth. of Polk County, Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 2050	5,080	5,375
Yamhill County, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2036	625	671
Yamhill County, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2046	1,750	1,850
		14,083
Pennsylvania 5.80%
Allegheny County, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 1.698% 20372	6,000	5,690
Allentown Dev. Auth., Rev. Bonds (Academy-Charter), Series 2017-A, 6.25% 20473	5,500	5,511
Chester County, Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2030	1,000	1,046
Chester County, Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2035	1,000	1,029
Chester County, Health and Education, Facs. Auth. Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 2045	3,860	4,006
Chester County, Individual Dev. Auth. Rev. Avon Grove Charter School Bonds, Series 2017-A, 5.00% 2047	1,160	1,201
Chester County, Individual Dev. Auth. Rev. Avon Grove Charter School Bonds, Series 2017-A, 5.00% 2051	645	661
Crawford County, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2036	1,515	1,598
Crawford County, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2046	7,500	7,816
Crawford County, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2051	4,775	4,959
Cumberland County, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2030	1,000	1,125
Cumberland County, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2033	1,610	1,789
Dauphin County, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2034	1,245	1,421
Dauphin County, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2036	500	565
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2023	2,420	2,729
Doylestown Hospital Auth., Doylestown Hospital Rev. Bonds, Series 2016-A, 5.00% 2046	6,370	6,837
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2034	875	947
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	1,079
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	2,925

American High-Income Municipal Bond Fund — Page 42 of 60

unaudited

Bonds, notes & other debt instruments Pennsylvania (continued)	Principal?amount (000)	Value (000)
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2029	$730	$805
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	440	472
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	2,850	3,029
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2025	4,905	5,707
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2030	825	917
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	2,500	2,675
East Hempfield Township, Industrial Dev. Auth., Rev. Ref. Bonds (Willow Valley Communities Project), 5.00% 2027	500	586
East Hempfield Township, Industrial Dev. Auth., Rev. Ref. Bonds (Willow Valley Communities Project), 5.00% 2028	900	1,047
East Hempfield Township, Industrial Dev. Auth., Rev. Ref. Bonds (Willow Valley Communities Project), 5.00% 2029	300	346
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	7,275	7,334
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	5,000	5,807
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	9,200	10,436
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	5,000	5,612
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.18% 2045 (put 2017)2	4,700	4,700
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.20% 2045 (put 2018)2	4,340	4,340
Econ. Dev. Fncg. Auth., Solid Waste Ref. Rev. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.20% 2019 (put 2018)	1,500	1,500
Higher Education Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	2,400	2,717
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043 (preref. 2020)	6,700	7,529
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	4,690	5,224
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,060
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	4,260	4,462
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	4,925	5,197
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	7,890	8,097
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2026	570	632
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2031	750	821
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds, Series 2011-A, 5.75% 2041 (preref. 2021)	1,500	1,745
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	4,000	4,280
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 2038	8,500	9,105
Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Wesley Enhanced Living Obligated Group), Series 2017-A, 5.00% 2032	400	433

American High-Income Municipal Bond Fund — Page 43 of 60

unaudited

Bonds, notes & other debt instruments Pennsylvania (continued)	Principal?amount (000)	Value (000)
Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Wesley Enhanced Living Obligated Group), Series 2017-A, 5.00% 2037	$3,895	$4,156
Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Wesley Enhanced Living Obligated Group), Series 2017-A, 5.00% 2042	2,000	2,114
Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Wesley Enhanced Living Obligated Group), Series 2017-A, 5.00% 2049	3,000	3,150
Lancaster County, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 2030	600	666
Lancaster County, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 2032	750	824
Lancaster County, Hospital Auth., Health Center Rev. Bonds (Brethren Village Project), Series 2017, 5.25% 2041	1,000	1,103
Lancaster Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,000	1,097
Lycoming County, Health System Rev. Bonds (Susquehanna Health System Project), Series 2009-A, 5.75% 2039	4,500	4,820
Montgomery County, Higher Education and Health Auth. Rev. Ref. Bonds, Series 2017, 5.00% 2047	3,500	3,848
Montgomery County, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031	520	572
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2028	1,500	1,694
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	4,980	5,438
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	10,575	11,422
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	2,060	2,224
Montgomery County, Industrial Dev. Auth., Mortgage Rev. Bonds (Whitemarsh Continuing Care Retirement Community Project), Series 2008, 7.00% 2036 (preref. 2018)	2,000	2,029
Montgomery County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 1999-B, AMT, 2.70% 2034 (put 2020)	3,500	3,528
Montgomery County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 2001-A, AMT, 2.70% 2034 (put 2020)	2,000	2,016
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029 (preref. 2019)	725	798
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	6,750	7,663
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,774
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	3,091
Montgomery County, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2030	350	387
Montgomery County, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2046	325	348
Northampton County, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 2046	1,000	1,099
City of Philadelphia School Dist., G.O. Bonds, Series 2011-E, 5.25% 2023	300	325
City of Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2028	4,500	5,160
City of Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2029	6,500	7,388
City of Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2030	1,990	2,246
City of Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2030 (preref. 2026)	10	12
City of Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2036	1,000	1,099
City of Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2037	1,500	1,646
City of Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2038	1,000	1,095

American High-Income Municipal Bond Fund — Page 44 of 60

unaudited

Bonds, notes & other debt instruments Pennsylvania (continued)	Principal?amount (000)	Value (000)
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	$12,320	$13,567
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2027	1,500	1,720
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2028	1,000	1,138
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2007-A, 5.00% 2034	6,380	6,396
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Ref. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	3,885	4,306
City of Philadelphia, Industrial Dev. Auth., University of the Sciences Rev. Bonds, Series 2017, 5.00% 2047	4,925	5,475
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2030	2,000	2,251
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2031	1,000	1,119
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2032	1,000	1,120
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2033	1,000	1,113
Public Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Company), Series 2014, AMT, 5.50% 2044	4,500	4,776
Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	5,000	5,717
Reading School Dist. (Berks County), G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2027	275	331
Reading School Dist. (Berks County), G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2028	275	328
Reading School Dist. (Berks County), G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2036	1,100	1,260
Reading School Dist. (Berks County), G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,140
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2019	3,630	3,764
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	3,855	4,087
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2023	4,120	4,528
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	10,210	11,012
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	1,000	1,010
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, (SIFMA Municipal Swap Index + 0.60%) 1.52% 20172	1,000	1,000
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2046	1,000	1,129
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-2, (1-month USD-LIBOR x 0.70 + 0.70%) 1.565% 20182	3,000	3,008
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-1, 5.00% 2042	4,500	5,084
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,162
County of Washington, Redev. Auth., Redev. Bonds (Victory Centre Project - Tanger Outlet Dev.), Series 2006-A, 5.45% 2035	4,820	4,823
		337,745
Puerto Rico 2.43%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	12,700	8,096
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.00% 2030	80	80
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 2028	500	173
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 2028	500	173
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 2035	1,335	462
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 2036	1,315	455
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2040	675	234

American High-Income Municipal Bond Fund — Page 45 of 60

unaudited

Bonds, notes & other debt instruments Puerto Rico (continued)	Principal?amount (000)	Value (000)
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2043	$745	$259
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 2033	515	463
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, Assured Guaranty Municipal insured, 3.65% 2024	95	95
Electric Power Auth., Power Rev. Ref. Bonds, Series CCC, 5.25% 2027	1,000	346
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.414% 20292	19,760	16,648
Electric Power Auth., Power Rev. Ref. Bonds, Series WW, 5.50% 2038	2,385	826
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	545	566
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty insured, 5.50% 2031	335	377
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2032	790	871
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2033	555	611
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.50% 2029	210	236
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, Assured Guaranty insured, 5.25% 2019	1,000	1,038
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	5,550	6,089
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	13,850	15,109
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty Municipal insured, 5.50% 2026	540	604
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), 5.00% 2036	215	192
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), 5.50% 2031	600	586
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.375% 2021	85	85
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2021	2,150	2,156
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	3,500	3,395
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.125% 2032	3,250	3,031
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	5,955	5,431
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 2024	550	551
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2018	2,500	2,544
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	1,500	1,548
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	3,485	3,637
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	2,385	2,509
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	1,055
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,525	1,553

American High-Income Municipal Bond Fund — Page 46 of 60

unaudited

Bonds, notes & other debt instruments Puerto Rico (continued)	Principal?amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), 4.00% 2024	$300	$240
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 3.00% 2018	355	343
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	785
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	795	578
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	995	737
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,025	714
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	50	46
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	1,980	1,312
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	2,220	2,220
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2018	630	642
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2021	2,170	2,348
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	13,380	14,111
Public Improvement Bonds (G.O. Bonds), Series 2001-A, National insured, 5.50% 2020	515	535
Public Improvement Ref. Bonds (G.O. Bonds), Series 2001-A, Assured Guaranty insured, 5.50% 2029	870	975
Public Improvement Ref. Bonds (G.O. Bonds), Series 2007-A, Assured Guaranty insured, 5.50% 2020	2,435	2,529
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.00% 2041	3,555	1,049
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, AMBAC-BHAC insured, 0% 2054	815	143
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2041	10,240	2,347
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, National insured, 0% 2042	8,000	1,742
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 0% 2024	180	131
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, National insured, 0% 2043	10,790	2,225
University of Puerto Rico, University System Rev. Bonds, Series 2006-P, 5.00% 2025	90	58
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2024	125	81
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2025	255	166
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2030	164	106
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2036	1,780	1,156
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2019	1,730	1,124
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2020	550	357
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2021	155	101
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2022	1,755	1,140
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	5,665	3,679
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2024	4,060	2,638
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,135	737
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	1,865	1,211
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2024	50	50
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2025	60	60
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2018	1,855	1,205
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2018	860	559
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2019	2,490	1,617
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	7,130	4,631
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2021	555	360

American High-Income Municipal Bond Fund — Page 47 of 60

unaudited

Bonds, notes & other debt instruments Puerto Rico (continued)	Principal?amount (000)	Value (000)
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2022	$4,030	$2,618
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2026	15	10
		141,500
Rhode Island 1.16%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2030	500	578
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2041	500	562
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Care New England Issue), Series 2013-A, 6.00% 2033 (preref. 2023)	1,250	1,551
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Providence College), 5.00% 2047	1,500	1,690
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	11,410	12,455
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	11,450	12,215
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2029	1,380	1,581
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2033	1,000	1,118
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	11,650	12,206
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2028	800	842
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 4.75% 2029	85	89
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,017
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2027	2,500	2,587
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2028	1,000	1,028
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.125% 2027	1,500	1,490
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.25% 2028	1,500	1,494
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.375% 2029	2,815	2,808
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 3.80% 2031	2,825	2,928
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 4.00% 2027	2,950	3,089
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2007-A, 0% 2052	60,265	5,934
		67,262
South Carolina 1.15%
Connector 2000 Association Inc., Toll Road Rev., Series 2011-A, 0% 2021	46	36
Connector 2000 Association Inc., Toll Road Rev., Series 2011-A-1, 0% 2032	3,012	1,005
Connector 2000 Association Inc., Toll Road Rev., Series 2011-A-1, 0% 2042	19,321	3,036
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	5,010	5,361
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs., Rev. and Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2007, 5.625% 2042	6,000	6,002
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 20363	2,000	2,018
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 20413	6,000	6,004
Jobs-Econ. Dev. Auth., Residential Facs. Rev. (Episcopal Home Still Hopes), 5.00% 2047	5,700	5,925
Jobs-Econ. Dev. Auth., Residential Facs. Rev. (Episcopal Home Still Hopes), 5.00% 2052	5,055	5,227
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042 (preref. 2020)	4,000	4,495
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.125% 2043	1,125	1,241
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	500	539
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,250	2,542
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	8,350	9,439
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2041	3,000	3,380
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	3,000	3,320
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	6,225	7,110
		66,680

American High-Income Municipal Bond Fund — Page 48 of 60

unaudited

Bonds, notes & other debt instruments South Dakota 0.06%	Principal?amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	$800	$877
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 2044	1,675	1,778
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	865	906
		3,561
Tennessee 0.42%
City of Chattanooga (Hamilton County), Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	4,315	4,701
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	2,940	3,118
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-A, AMT, 3.50% 2047	3,665	3,860
City of Memphis (Shelby County), Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,867
City of Memphis (Shelby County), Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,109
City of Memphis (Shelby County), Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,721
City of Memphis (Shelby County), Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,152
County of Shelby, Health, Educational and Housing Fac. Board, Residential Care Fac. Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	1,735	1,807
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,378
		24,713
Texas 8.23%
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	4,260	4,285
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	1,630	1,804
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2046	2,015	2,181
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2051	4,100	4,403
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,600	1,877
City of Austin, Airport System Rev. Bonds, Series 2014, AMT, 5.00% 2044	2,750	3,041
Brazoria County, Brazos River Harbor Navigation Dist., Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	24,835	25,997
Brazoria County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Brazosport Regional Health System), Series 2012, 5.25% 2032 (preref. 2022)	750	871
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2010, 5.75% 2025 (preref. 2020)	1,000	1,095
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041 (preref. 2021)	3,000	3,441
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046 (preref. 2021)	2,200	2,540
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,295	1,450
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,000	1,114
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2028	500	583
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2012-D, AMT, 5.00% 2042	9,000	9,945
Decatur Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.00% 2034	1,500	1,593
Decatur Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 2044	1,500	1,597
Fort Bend County, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	4,500	4,664
Fort Bend County, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	5,000	5,164
Gregg County, Health Facs. Dev. Corp., Hospital Rev. Bonds, (Good Shepherd Medical Center Project), Series 2012-C, 3.82% 2025	3,020	3,092
Gregg County, Health Facs., Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 5.00% 2032	925	995
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 2025	4,000	4,180
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	275	285
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2048 (preref. 2023)	3,800	4,809

American High-Income Municipal Bond Fund — Page 49 of 60

unaudited

Bonds, notes & other debt instruments Texas (continued)	Principal?amount (000)	Value (000)
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), 5.00% 2037	$2,530	$2,641
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), 5.00% 2048	12,830	13,326
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	524
Harris County, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,240	1,272
Harris County, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,498
Harris County, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	3,500	3,729
Harris County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2008-B, 7.25% 2035 (preref. 2018)	2,250	2,398
Harris County, Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023 (preref. 2019)	1,000	1,079
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2042	1,000	336
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 0% 2050	1,500	331
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2053	1,000	1,112
Harrison County, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 5.25% 2028	2,625	2,773
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	40	40
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	1,000	1,107
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	10,250
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,315
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,310
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Airport Improvement Projects), Series 2015-C, AMT, 5.00% 2020	7,235	7,762
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	6,026
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,745	7,404
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2025	1,670	1,979
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2024	1,000	1,157
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2025	1,000	1,167
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2030	3,450	3,867
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	3,022
Matagorda County, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Company Project), Series 1996, AMT, 1.75% 2030 (put 2020)	400	398
Matagorda County, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	3,932
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-A, AMT, 5.75% 20313	2,000	2,102
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2016-B, AMT, 5.75% 20313	10,830	11,380
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020	2,500	2,544
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	5,000	5,708
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	3,932
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,680

American High-Income Municipal Bond Fund — Page 50 of 60

unaudited

Bonds, notes & other debt instruments Texas (continued)	Principal?amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2016-A, 5.00% 20363	$8,710	$8,819
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2016-A, 5.00% 20463	3,960	3,936
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2017-A, 5.00% 20373	2,000	2,016
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Jubilee Academic Center Inc.), Series 2017-A, 5.125% 20473	2,085	2,097
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2031	850	910
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046	3,350	3,458
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.375% 2036	500	503
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.50% 2046	800	805
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-A, 5.50% 2052	1,150	1,152
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Senior Living - The Langford Project), Series 2016-B-2, 3.00% 2021	475	469
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2043	3,700	3,869
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc Project), Series 2014, 5.50% 2049	1,150	1,198
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes Inc. Project), Series 2014, 5.50% 2035	100	105
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2025	350	408
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2026	330	382
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	900	1,013
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	4,900	5,401
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2031	1,615	1,784
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2036	2,540	2,752
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2048	7,625	8,161
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2046	1,500	1,554
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030	1,800	1,981
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2035	1,800	1,938
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2047	8,315	8,849
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2032	750	760
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2037	600	604
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2042	1,000	1,000

American High-Income Municipal Bond Fund — Page 51 of 60

unaudited

Bonds, notes & other debt instruments Texas (continued)	Principal?amount (000)	Value (000)
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.25% 2048	$3,000	$3,017
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	500	591
North Harris County, Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,470
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2032	8,000	5,025
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038 (preref. 2018)	2,000	2,016
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	560	592
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028 (preref. 2019)	1,220	1,288
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034 (preref. 2021)	1,500	1,720
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	4,500	5,170
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	2,000	2,285
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,142
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,000	1,132
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2039	10,000	11,636
Private Activity Bond Surface Transportation Corp., Rev. Bonds (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), Series 2016, AMT, 5.00% 2045	1,000	1,100
Private Activity Bond Surface Transportation Corp., Rev. Bonds (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), Series 2016, AMT, 5.00% 2050	1,850	2,028
Private Activity Bond Surface Transportation Corp., Rev. Bonds (Blueridge Transportation Group, LLC SH 288 Toll Lanes Project), Series 2016, AMT, 5.00% 2055	3,060	3,342
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 4.00% 2031	1,165	1,238
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 4.00% 2036	500	510
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 5.00% 2028	1,000	1,158
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 5.00% 2046	825	921
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 7.75% 2044	3,315	3,850
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossing Project), Series 2014-A, 8.00% 2049	3,355	3,935
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,106
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,678
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,875	3,223
City of San Antonio, Airport System Rev. Ref. Bonds, AMT, 5.00% 2045	1,500	1,666
City of Sanger, Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038	3,110	715
Tarrant County, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2008-A, 5.00% 2019 (preref. 2018)	660	680
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 4.00% 2027	9,890	10,039
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 4.00% 2031	5,500	5,438
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 5.00% 2037	6,000	6,332
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), 5.00% 2045	12,125	12,638
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2024	1,610	1,822
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2030	1,650	1,796
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), 5.00% 2040	1,350	1,426

American High-Income Municipal Bond Fund — Page 52 of 60

unaudited

Bonds, notes & other debt instruments Texas (continued)	Principal?amount (000)	Value (000)
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007, 5.75% 2037	$10,340	$10,100
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Senior Living), Series 2017-B-3, 3.875% 2022	2,750	2,754
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Northwest Senior Housing Corp.), Series 2017, 5.25% 2047	5,170	5,476
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.25% 2035	900	871
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 2045	625	647
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-B-2, 3.875% 2020	1,750	1,750
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,045	1,047
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022 (preref. 2017)	810	811
Tarrant County, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	560	561
Tarrant County, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2025	705	787
Tarrant County, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2045	2,190	2,269
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,000	2,290
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2032	5,000	5,679
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	5,000	5,597
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	590	672
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030 (preref. 2020)	2,410	2,806
Travis County, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040 (preref. 2020)	3,750	4,380
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds (Capital Appreciation Bonds), Series 2002-A, AMBAC insured, 0% 2029	10,500	7,470
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Series 2002-A, AMBAC insured, 0% 2028	21,800	16,117
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.25% 2032	6,545	6,461
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds, (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.25% 2027	2,100	2,078
Tyler Health Facs. Dev. Corp., Hospital Rev. Ref. and Improvement Bonds, (East Texas Medical Center Regional Healthcare System Project), Series 2007-A, 5.375% 2037	15,570	15,373
Wood County, Central Hospital Dist., Hospital Rev. Bonds (East Texas Medical Center Quitman Project), 6.00% 2041	9,035	9,412
		479,164
Vermont 0.29%
Econ. Dev. Auth., Wake Robin Corp, Series 2017-A, 5.00% 2027	1,000	1,105
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2035	1,000	1,136
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2046	1,000	1,117
Student Assistance Corp., Education Loan Rev. Bonds, Series 2012-B, AMT, (3-month USD-LIBOR + 1.50%) 2.811% 20222	859	862
Student Assistence Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.75% 2028	3,000	3,024
Student Assistence Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2029	3,500	3,564
Student Assistence Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2030	2,000	2,018
Student Assistence Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2031	1,100	1,112

American High-Income Municipal Bond Fund — Page 53 of 60

unaudited

Bonds, notes & other debt instruments Vermont (continued)	Principal?amount (000)	Value (000)
Student Assistence Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2032	$600	$605
Student Assistence Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	2,150	2,501
		17,044
Virgin Islands 0.03%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	2,500	1,516
Virginia 1.19%
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	3,000	3,291
Botetourt County, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	2,000	2,148
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 20401	1,500	1,270
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,500	2,715
Fairfax County, Mosaic Dist. Community Dev. Auth., Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,323
City of Fredericksburg, Celebrate Virginia South Community Dev. Auth., Special Assessment Rev. Bonds, Series 2006, 6.25% 20374	4,099	2,459
Hanover County, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	1,000	1,037
City of Harrisonburg, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,154
Henrico County, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), 5.00% 2020	365	389
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 20264	867	399
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), 5.33% 20453	27,900	29,758
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.25% 2024	3,900	3,906
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	955	956
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	4,102	4,106
Prince William County, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 2029	434	434
Prince William County, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2031	635	695
Prince William County, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2046	880	937
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,250	2,627
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.25% 2032	6,940	7,666
Stafford County, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2036	1,000	1,101
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	675	676
		69,047
Washington 1.43%
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 1.92% 2035 (put 2021)2	7,375	7,339
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042 (preref. 2021)	1,250	1,432
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2036	2,620	2,876
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2041	1,920	2,093
Higher Education Facs. Auth., Rev. and Rev. Ref. Bonds (Whitworth University Project), Series 2016-A, 5.00% 2033	2,705	3,051

American High-Income Municipal Bond Fund — Page 54 of 60

unaudited

Bonds, notes & other debt instruments Washington (continued)	Principal?amount (000)	Value (000)
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.50% 20303	$900	$948
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.75% 20353	1,630	1,728
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 20453	6,335	6,767
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 20503	4,100	4,367
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-2, 4.875% 20223	3,000	3,001
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-B-3, 4.375% 20213	700	700
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 20443	7,000	8,183
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 20493	9,090	10,660
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	2,005	2,078
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 2030	4,825	5,322
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2034	1,000	1,128
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2035	1,500	1,689
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2030	2,000	2,212
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2031	2,000	2,210
Skagit County, Public Hospital Dist. No. 1, Hospital Improvement Rev. Ref. Bonds (Skagit Regional Health), Series 2013-A, 5.00% 2037	4,000	4,218
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 4.00% 2025	500	530
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2027	1,000	1,123
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2028	1,000	1,119
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2029	1,000	1,109
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2030	1,500	1,654
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2031	1,500	1,647
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 5.00% 2032	1,500	1,637
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,550	2,555
		83,376
West Virginia 0.25%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.70% 2041 (put 2020)	1,600	1,592
Harrison County, Solid Waste Disposal Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Harrison Station Project), Series 2007-D, AMT, 5.50% 2037	6,175	6,183
Pleasants County, Pollution Control Rev. Ref. Bonds (Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	3,825	3,723
West Virginia University, Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, (SIFMA Municipal Swap Index + 0.53%) 1.45% 2041 (put 2019)2	3,000	3,001
		14,499

American High-Income Municipal Bond Fund — Page 55 of 60

unaudited

Bonds, notes & other debt instruments Wisconsin 2.28%	Principal?amount (000)	Value (000)
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036 (preref. 2019)	$1,500	$1,609
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	2,000	2,203
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 4.00% 2039	500	518
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2016-A, 5.00% 2039	1,000	1,143
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2034	1,800	2,026
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2042	4,215	4,666
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	3,105	3,426
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2017-C, 5.00% 2047	6,000	6,653
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2015-B, 5.00% 2037	300	319
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc.), Series 2015-B, 5.00% 2045	1,000	1,057
Health and Educational Facs. Auth., Rev. Bonds (St. John’s Communities, Inc.), Series 2009-A, 7.625% 2039 (preref. 2019)	1,000	1,119
Health and Educational Facs. Auth., Rev. Ref. Bonds (American Baptist Homes), 5.00% 2039	1,250	1,258
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2033	550	578
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	17,905	18,746
Milwaukee County, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	1,780	2,105
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), AMT, 5.00% 2022	75	81
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	450	481
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2024	1,605	1,793
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Company), Series 2014, AMT, 5.25% 2030	3,000	3,240
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Company), Series 2016, AMT, 4.00% 2035	9,200	8,948
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2028	3,000	3,526
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.25% 20273	2,000	2,123
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.75% 20313	1,500	1,619
Public Fin. Auth., Limited Obligation Pilot Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 20503	4,000	4,624
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-B, 5.00% 2027	2,345	2,782
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	546
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	5,000	5,429
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	3,000	3,305
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	5,150	5,636
Public Fin. Auth., Senior Living Rev. Bonds (Marys Woods Marylhurst), Series 2017-A, 5.00% 20323	1,280	1,378
Public Fin. Auth., Senior Living Rev. Bonds (Marys Woods Marylhurst), Series 2017-A, 5.25% 20373	650	704
Public Fin. Auth., Senior Living Rev. Bonds (Marys Woods Marylhurst), Series 2017-A, 5.25% 20423	250	269
Public Fin. Auth., Senior Living Rev. Bonds (Marys Woods Marylhurst), Series 2017-A, 5.25% 20473	900	965
Public Fin. Auth., Senior Living Rev. Bonds (Marys Woods Marylhurst), Series 2017-A, 5.25% 20523	2,300	2,456
Public Fin. Auth., Senior Living Rev. Bonds (Marys Woods Marylhurst), Series 2017-B-2, 3.50% 20233	1,600	1,628
Public Fin. Auth., Senior Living Rev. Bonds (Marys Woods Marylhurst), Series 2017-B-3, 3.00% 20223	1,250	1,264
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034	1,000	1,075
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044	1,800	1,946
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	1,500	1,501
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), 5.00% 2035	1,000	1,070
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), 5.25% 2047	2,000	2,146

American High-Income Municipal Bond Fund — Page 56 of 60

unaudited

Bonds, notes & other debt instruments Wisconsin (continued)	Principal?amount (000)	Value (000)
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	$2,140	$2,331
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2027	15,115	9,555
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2028	8,975	5,352
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2029	12,855	7,225
		132,424
Total bonds, notes & other debt instruments (cost: $5,272,494,000)		5,469,864
Short-term securities 5.80%
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.90% 20522	3,200	3,200
State of California, City of Los Angeles, Dept. of Water and Power, Commercial Paper, Series 2017-A-2, 0.87% 1/4/2018	2,000	2,000
State of California, County of Riverside, Tax and Rev. Anticipation Note, Series 2017, 2.00% 6/29/2018	21,000	21,135
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 0.91% 4/4/2018	4,000	4,000
State of California, Statewide Communities Dev. Auth., Commercial Paper, Series 2008-B, 0.93% 11/16/2017	1,000	1,000
State of California, Dept. of Water Resources, Water Rev. Commercial Paper, Series 2017-2, 0.84% 12/5/2017	3,000	3,000
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2017-A, 5.00% 6/27/2018	10,000	10,256
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-1, 0.92% 12/7/2017	7,000	7,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2017-S-2, 0.95% 12/6/2017	3,100	3,100
State of Louisiana, Industrial Dev. Board of the Parish of East Baton Rouge, Louisiana, Inc., Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.90% 20402	14,550	14,550
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.92% 20192	285	285
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.90% 20352	6,100	6,100
State of Maryland, Baltimore County, G.O. Bond Anticipation Notes, 3.00% 3/16/2018	1,000	1,008
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2010-B, 0.94% 12/1/2017	11,200	11,200
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2017-A, 2.00% 2018	15,000	15,070
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2017-C, 2.00% 2018	2,000	2,013
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.91% 20302	16,000	16,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.94% 20302	775	775
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.94% 20302	4,000	4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.91% 20352	6,500	6,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.94% 20352	1,300	1,300
State of Missouri, Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-C4, 0.94% 20262	10,000	10,000
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, Bank of America LOC, 0.93% 20322	3,065	3,065

American High-Income Municipal Bond Fund — Page 57 of 60

unaudited

Short-term securities	Principal?amount (000)	Value (000)
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-B-5, 2.00% 2/1/2018	$7,000	$7,016
State of New York, City of New York, G.O. Bonds, Series 2006-L-5, 0.91% 20352	18,800	18,800
State of New York, City of New York, G.O. Bonds, Series 2008-J-5, 0.91% 20282	8,305	8,305
State of New York, City of New York, G.O. Bonds, Series 2008-L3, 0.91% 20362	5,400	5,400
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2015-AA-1, 0.91% 20482	700	700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.91% 20452	10,675	10,675
State of New York, New York City Transitional Fin. Auth., New York City Recovery Bonds, Fiscal 2003, Series 2002-1-C, 0.90% 20222	2,060	2,060
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds (Anticipation Notes), Series 2017-A-3, 2.00% 2018	10,000	10,028
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2017-A, 5.00% 2018	25,000	25,888
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.98% 20342	4,415	4,415
State of Texas, Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project), AMT, Goldman Sachs LOC, 0.96% 20182	3,100	3,100
State of Texas, Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Bonds (Merey Sweeny, L.P. Project), Series 2001-A, AMT, Bank of America LOC, 0.96% 20212	400	400
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2017-H-2, 0.95% 11/16/2017	1,600	1,600
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 3.00% 6/29/2018	25,600	25,926
State of Texas, Tax and Rev. Anticipation Notes, Series 2017, 4.00% 2018	65,000	66,536
Total short-term securities (cost: $337,587,000)		337,406
Total investment securities 99.79% (cost: $5,610,081,000)		5,807,270
Other assets less liabilities 0.21%		12,012
Net assets 100.00%		$5,819,282

1	Step bond; coupon rate will increase at a later date.
2	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $568,737,000, which represented 9.77% of the net assets of the fund.
4	Scheduled interest and/or principal payment was not received.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

American High-Income Municipal Bond Fund — Page 58 of 60

unaudited

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2017, all of the fund’s investments were classified as Level 2.

Key to abbreviations
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LIBOR = London Interbank Offered Rate
Dept. = Department	LOC = Letter of Credit
Dev. = Development	Preref. = Prerefunded
Dist. = District	Redev. = Redevelopment
Econ. = Economic	Ref. = Refunding
Fac. = Facility	Rev. = Revenue
Facs. = Facilities	SIFMA = Securities Industry and Financial Markets Association

American High-Income Municipal Bond Fund — Page 59 of 60

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-040-1217O-S60675	American High-Income Municipal Bond Fund — Page 60 of 60

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Karl J. Zeile
Karl J. Zeile, Vice Chairman, President and Principal Executive Officer

Date: December 29, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 29, 2017